Annual Report
December 31, 2025
Symetra Resource Variable Account B

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and the Contract Owners of Symetra Resource Variable Account B:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the subaccounts listed in the Appendix that comprise Symetra Resource Variable Account B (the Subaccounts), as of December 31, 2025, the related statements of operations and changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Subaccounts as of December 31, 2025, and the results of their operations and changes in net assets for each of the years in the two-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Subaccounts' management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Subaccounts in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2025, by correspondence with custodians and transfer agents of the underlying investments. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of the Separate Account since 2020.

Minneapolis, Minnesota
April 22, 2026

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

Appendix

AB Discovery Value Portfolio - Class A	DWS Global Income Builder VIP A
ALPS/Alerian Energy Infrastructure-Class I	Eaton Vance VT Floating-Rate Income Fund Advisor Class
American Funds IS Growth Fund	Federated Hermes High Income Bond
American Funds IS Growth-Income Fund	Federated Hermes Managed Volatility II
American Funds IS International Fund	Fidelity Contrafund
American Funds IS New World Fund	Fidelity Energy
BlackRock Capital Appreciation I	Fidelity Equity-Income
BlackRock Global Allocation I	Fidelity Financials Portfolio - Initial Class
BlackRock High Yield I	Fidelity Government Money Market Portfolio - Initial Class
BNY Mellon Appreciation	Fidelity Government Money Market Portfolio – Service Class II
BNY Mellon MidCap Stock	Fidelity Growth
BNY Mellon Stock Index	Fidelity Growth & Income
BNY Mellon Sustainable U.S. Equity	Fidelity Growth Opportunities
BNY Mellon Technology Growth	Fidelity Investment Grade Bond
Columbia Income Opportunities	Fidelity Mid Cap I
Columbia VP Overseas Core Fund - Class 1	Fidelity Real Estate
Columbia VP Select Mid Cap Growth Fund - Class 1	Fidelity Strategic Income
Dimensional VA Global Bond	Franklin Income VIP Fund - Class 1
Dimensional VA International Small Portfolio	Franklin Income VIP Fund - Class 2
Dimensional VA International Value Portfolio	Franklin Mutual Global Discovery VIP Fund - Class 1
Dimensional VA Short Term Fixed Portfolio	Franklin Mutual Shares VIP Fund - Class 1
Dimensional VA U.S. Large Value Portfolio	Franklin Mutual Shares VIP Fund - Class 2
Dimensional VA U.S. Targeted Value	Franklin Rising Dividends VIP Fund - Class 1
DWS Alternative Asset Allocation VIP A	Franklin Small-Mid Cap Growth VIP Fund - Class 2
DWS CROCI International VIP - Class A	Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1	PIMCO Emerging Markets Bond Institutional Class

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

Franklin U.S. Government Securities VIP Fund - Class 2	PIMCO Global Bond Opportunities (Unhedged) – Institutional Class
Invesco American Franchise Fund I	PIMCO Low Duration Institutional Class
Invesco EQV International Equity I	PIMCO Real Return Institutional Class
Invesco EQV International Equity II	PIMCO StocksPLUS Global Portfolio Institutional Class
Invesco Global Real Estate	PIMCO Total Return Institutional Class
Janus Henderson Enterprise Portfolio	Royce Capital Micro-Cap
Janus Henderson Flexible Bond	Royce Capital Small-Cap
Janus Henderson Mid Cap Value Portfolio	T. Rowe Price All-Cap Opportunities Portfolio
LVIP American Century Balanced Fund Standard Class II	T. Rowe Price Blue Chip Growth
LVIP American Century International Fund Standard Class II	T. Rowe Price Equity Income Portfolio
LVIP American Century Mid Cap Value Fund Standard Class II	T. Rowe Price Health Sciences Portfolio
LVIP American Century Value Fund Standard Class II	T. Rowe Price International Stock Portfolio
LVIP JPMorgan Mid Cap Value Fund - Standard Class	TVST Touchstone Common Stock Fund
LVIP JPMorgan U.S. Equity Fund - Standard Class	Templeton Developing Markets VIP Fund - Class 2
LVIP Nomura SMID Cap Core	Templeton Global Bond VIP Fund - Class 1
Merger VL	Templeton Growth VIP Fund - Class 2
MFS Growth Series	VanEck Global Resources Fund
MFS New Discovery Series	Vanguard Balanced
MFS Utilities Series	Vanguard Capital Growth
MFS International Growth Portfolio	Vanguard Equity Income
MFS International Intrinsic Value Portfolio	Vanguard Equity Index
Nomura VIP Emerging Markets Series - Standard Class	Vanguard High Yield Bond
Nomura VIP Small Cap Value Series - Standard Class	Vanguard International
PIMCO All Asset Institutional Class	Vanguard Mid-Cap Index
PIMCO CommodityRealReturn Strat. Institutional Class	Vanguard Real Estate Index
PIMCO Dynamic Bond - Institutional Class	Vanguard Short Term Investment Grade
Vanguard Small Company Growth	Victory Pioneer Mid Cap Value VCT Class I

Symetra Resource Variable Account B
Report of Independent Registered Public Accounting Firm (continued)

Vanguard Total Bond Market Index	Victory Pioneer Select Mid Cap Growth VCT Class I
Vanguard Total Stock Market Index	Victory Pioneer Strategic Income VCT Class I
Victory Pioneer Bond VCT Class I	Victory Pioneer Strategic Income VCT Class II
Victory Pioneer Equity Income VCT Class II	Virtus Duff & Phelps Real Estate Securities Series I
Victory Pioneer Fund VCT Class I	Virtus KAR Small-Cap Growth Series I
Victory Pioneer High Yield VCT Class II	VY JPMorgan Emerging Markets Equity Portfolio Initial

Symetra Resource Variable Account B
Statements of Assets and Liabilities
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
AB Discovery Value Portfolio - Class A	877	$13,825	$14,560	$—	$14,560	427
ALPS/Alerian Energy Infrastructure-Class I	69,268	695,640	872,086	—	872,086	42,895
American Funds IS Growth Fund	690	63,159	97,335	—	97,335	1,350
American Funds IS Growth-Income Fund	1,030	57,703	69,752	—	69,752	1,381
American Funds IS International Fund	845	15,928	18,876	—	18,876	923
American Funds IS New World Fund	461	11,779	14,959	—	14,959	659
BlackRock Capital Appreciation I	4,414	37,316	33,855	—	33,855	518
BlackRock Global Allocation I	3,062	48,801	54,024	—	54,024	2,252
BlackRock High Yield I	6,586	46,576	46,631	266.00	46,631	2,314
BNY Mellon Appreciation	1,811	63,412	60,988	—	60,988	1,346
BNY Mellon MidCap Stock	9,226	169,204	187,658	—	187,658	3,924
BNY Mellon Stock Index	1,805	108,432	157,791	—	157,791	2,035
BNY Mellon Sustainable U.S. Equity	2,065	80,914	120,773	—	120,773	3,481
BNY Mellon Technology Growth	851	15,958	18,897	—	18,897	545
Columbia Income Opportunities	13,928	109,382	94,298	—	94,298	5,084
Columbia VP Overseas Core Fund - Class 1	45	544	791	—	791	29
Columbia VP Select Mid Cap Growth Fund - Class 1	3,451	64,299	223,135	—	223,135	4,938
Dimensional VA Global Bond	1,708	17,423	16,651	—	16,651	1,419
Dimensional VA International Small Portfolio	1,694	17,463	25,033	—	25,033	797
Dimensional VA International Value Portfolio	1,541	19,086	28,563	—	28,563	913
Dimensional VA Short Term Fixed Portfolio	28,577	291,348	287,768	—	287,768	25,403
Dimensional VA U.S. Large Value Portfolio	12,699	399,641	443,327	—	443,327	10,356
Dimensional VA U.S. Targeted Value	12,618	293,793	281,112	—	281,112	6,490
DWS Alternative Asset Allocation VIP A	1,926	24,471	26,409	—	26,409	1,856
DWS CROCI International VIP - Class A	114,332	765,810	1,191,343	—	1,191,343	38,118
DWS Global Income Builder VIP A	99,722	2,170,101	2,228,799	—	2,228,799	40,629
Federated Hermes High Income Bond	14,406	82,724	83,266	—	83,266	2,135
Federated Hermes Managed Volatility II	1,680	16,086	17,474	—	17,474	451
Fidelity Contrafund	31,828	1,579,863	1,906,234	—	1,906,234	24,909
Fidelity Energy	4,980	87,990	135,870	—	135,870	7,006
Fidelity Equity-Income	6,253	145,648	184,031	—	184,031	3,269
Fidelity Financials Portfolio - Initial Class	37,105	488,304	760,655	—	760,655	14,473
Fidelity Government Money Market Portfolio - Initial Class	126,459	126,459	126,459	—	126,459	10,970
Fidelity Government Money Market Portfolio - Service Class II	137,969	137,969	137,969	—	137,969	12,824
Fidelity Growth	5,757	496,112	562,463	—	562,463	10,099
Fidelity Growth & Income	1,329	31,820	44,298	—	44,298	821
Fidelity Growth Opportunities	2,647	166,871	263,893	—	263,893	2,894
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Fidelity Investment Grade Bond	56	$619	$632	$—	$632	50
Fidelity Mid Cap I	35	1,182	1,314	—	1,314	34
Fidelity Real Estate	302	5,142	5,383	—	5,383	274
Fidelity Strategic Income	7,095	74,790	79,667	—	79,667	5,038
Franklin Income VIP Fund - Class 1	1,006	15,021	16,109	—	16,109	776
Franklin Income VIP Fund - Class 2	6,479	94,076	98,231	—	98,231	3,595
Franklin Mutual Global Discovery VIP Fund - Class 1	851	15,081	17,077	—	17,077	549
Franklin Mutual Shares VIP Fund - Class 1	15,669	269,378	260,101	—	260,101	9,116
Franklin Mutual Shares VIP Fund - Class 2	8,609	144,237	138,594	—	138,594	4,240
Franklin Rising Dividends VIP Fund - Class 1	11,032	313,356	326,996	—	326,996	7,522
Franklin Small-Mid Cap Growth VIP Fund - Class 2	5,639	79,924	80,704	—	80,704	2,698
Franklin Strategic Income VIP Fund - Class 1	23,503	249,623	224,454	—	224,454	15,869
Franklin U.S. Government Securities VIP Fund - Class 1	1,451	15,092	15,619	—	15,619	1,431
Franklin U.S. Government Securities VIP Fund - Class 2	3,649	42,875	38,310	—	38,310	2,377
Invesco American Franchise Fund I	2,488	153,814	201,522	—	201,522	4,338
Invesco EQV International Equity I	5,882	202,013	212,391	—	212,391	9,496
Invesco EQV International Equity II	1,467	50,424	51,930	—	51,930	2,447
Invesco Global Real Estate	4,713	75,546	66,727	—	66,727	1,809
Janus Henderson Flexible Bond	22,400	257,420	222,432	—	222,432	17,640
Janus Henderson Mid Cap Value Portfolio	234	3,603	4,161	—	4,161	137
LVIP American Century Balanced Fund Standard Class II	15,727	121,127	142,244	—	142,244	4,374
LVIP American Century International Fund Standard Class II	19,300	209,273	236,340	—	236,340	11,672
LVIP American Century Value Fund Standard Class II	32,355	377,993	417,987	—	417,987	10,617
LVIP JPMorgan Mid Cap Value Fund - Standard Class	36,172	375,007	325,978	—	325,978	7,307
LVIP JPMorgan U.S. Equity Fund - Standard Class	1,286	39,880	63,473	—	63,473	1,216
LVIP Nomura SMID Cap Core[1]	6,288	142,815	184,600	—	184,600	4,937
Merger VL	1,548	17,146	17,513	—	17,513	1,185
MFS International Growth Portfolio	172	2,407	3,082	—	3,082	104
MFS International Intrinsic Value Portfolio	11,939	364,971	441,392	—	441,392	11,818
MFS New Discovery Series	682	11,649	10,633	—	10,633	290
MFS Utilities Series	1,947	63,542	73,473	—	73,473	2,489
Nomura VIP Emerging Markets Series - Standard Class[1]	9,129	229,122	365,152	—	365,152	12,472
Nomura VIP Small Cap Value Series - Standard Class[1]	1,830	65,745	73,311	—	73,311	2,276
PIMCO All Asset Institutional Class	211	1,921	2,061	—	2,061	113
PIMCO CommodityRealReturn Strat. Institutional Class	3,416	23,349	21,382	—	21,382	2,134
PIMCO Emerging Markets Bond Institutional Class	1,676	19,467	19,137	—	19,137	1,222
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	143	$1,434	$1,420	$—	$1,420	128
PIMCO Low Duration Institutional Class	9,690	97,942	94,763	—	94,763	8,112
PIMCO Real Return Institutional Class	2,726	34,729	32,747	—	32,747	2,716
PIMCO Total Return Institutional Class	18,987	178,567	179,430	—	179,430	14,076
Royce Capital Small-Cap	4,649	38,047	43,803	—	43,803	1,637
T. Rowe Price All-Cap Opportunities Portfolio	25,885	884,027	1,026,622	—	1,026,622	13,234
T. Rowe Price Blue Chip Growth	14,564	622,536	951,491	—	951,491	13,500
T. Rowe Price Equity Income Portfolio	15,935	432,288	460,688	—	460,688	12,804
T. Rowe Price Health Sciences Portfolio	13,225	646,207	773,214	—	773,214	14,491
T. Rowe Price International Stock Portfolio	20,798	319,501	330,696	—	330,696	14,130
Templeton Developing Markets VIP Fund - Class 2	1,577	13,467	19,048	—	19,048	488
Templeton Global Bond VIP Fund - Class 1	1764	21,753	24,696	—	24,696	2,389
Templeton Growth VIP Fund - Class 2	1908	20,377	27,003	—	27,003	1,013
TVST Touchstone Common Stock Fund	8,862	96,036	114,397	—	114,397	2,073
VanEck Global Resources Fund	10,070	256,822	337,458	—	337,458	24,483
Vanguard Balanced	20,229	462,921	514,010	—	514,010	15,216
Vanguard Capital Growth	1,653	69,624	102,212	—	102,212	1,476
Vanguard Equity Income	170,438	3,812,906	4,468,894	—	4,468,894	103,811
Vanguard Equity Index	4,506	230,631	369,349	—	369,349	6,257
Vanguard High Yield Bond	25,660	177,167	193,738	—	193,738	10,444
Vanguard International	1,842	47,785	52,626	—	52,626	1,568
Vanguard Mid-Cap Index	3,899	79,528	109,019	—	109,019	2,567
Vanguard Real Estate Index	28,430	342,936	328,946	—	328,946	15,191
Vanguard Short Term Investment Grade	47,557	490,566	507,431	—	507,431	39,191
Vanguard Small Company Growth	1,190	20,838	22,687	—	22,687	607
Vanguard Total Bond Market Index	38,342	410,794	414,091	—	414,091	35,294
Vanguard Total Stock Market Index	2,531	117,075	154,156	—	154,156	2,754
Victory Pioneer Bond VCT Portfolio Class I1	91,503	981,639	893,983	—	893,983	19,091
Victory Pioneer Equity Income VCT Portfolio Class II1	1,245	16,265	15,392	—	15,392	395
Victory Pioneer Fund VCT Portfolio Class I1	1,661,624	24,456,880	32,650,928	—	32,650,928	102,575
Victory Pioneer High Yield VCT Portfolio Class II1	804	6,816	6,877	—	6,877	313
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	168,747	1,868,471	1,922,022	—	1,922,022	25,314
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	509,948	13,058,664	14,956,780	—	14,956,780	67,406
Victory Pioneer Strategic Income VCT Portfolio Class I1	9,892	95,541	92,891	—	92,891	6,191
Victory Pioneer Strategic Income VCT Portfolio Class II1	2,266	21,603	21,230	—	21,230	1,113
Virtus Duff & Phelps Real Estate Securities Series I	183	3,707	3,735	—	3,735	181
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Assets and Liabilities (continued)
As of December 31, 2025

Sub-Account	Number of Shares Owned	Investments at Cost	Investments at Fair Value	Dividends Receivable	Net Assets	Accumulation Units Outstanding
Virtus KAR Small-Cap Growth Series I	1,889	$46,493	$31,402	$—	$31,402	823
VY JPMorgan Emerging Markets Equity Portfolio Initial	1,710	25,528	23,571	—	23,571	546

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
AB Discovery Value Portfolio - Class A	$14,236	$121	$(84)	$37	$4	$1,562	$(1,279)	$287	$324	$—	$—	$—	$324	$14,560
ALPS/Alerian Energy Infrastructure-Class I	834,852	41,959	(5,173)	36,786	2,202	99,397	(101,151)	448	37,234	—	—	—	37,234	872,086
American Funds IS Growth Fund	105,267	250	(618)	(368)	11,227	8,199	(595)	18,831	18,463	3,313	(29,708)	(26,395)	(7,932)	97,335
American Funds IS Growth-Income Fund	59,285	745	(381)	364	68	10,308	(273)	10,103	10,467	—	—	—	10,467	69,752
American Funds IS International Fund	14,948	272	(100)	172	6	—	3,750	3,756	3,928	—	—	—	3,928	18,876
American Funds IS New World Fund	11,700	186	(79)	107	18	530	2,604	3,152	3,259	—	—	—	3,259	14,959
BlackRock Capital Appreciation I	30,399	—	(190)	(190)	(61)	3,623	84	3,646	3,456	—	—	—	3,456	33,855
BlackRock Global Allocation I	65,481	1,761	(299)	1,462	(1,134)	4,043	4,172	7,081	8,543	—	(20,000)	(20,000)	(11,457)	54,024
BlackRock High Yield I	27,297	1,858	(166)	1,692	(69)	104	536	571	2,263	26,949	(9,878)	17,071	19,334	46,631
BNY Mellon Appreciation	57,306	212	(717)	(505)	(306)	8,616	(2,863)	5,447	4,942	816	(2,076)	(1,260)	3,682	60,988
BNY Mellon MidCap Stock	200,997	1,376	(2,380)	(1,004)	(2,173)	17,887	467	16,181	15,177	1,533	(30,049)	(28,516)	(13,339)	187,658
BNY Mellon Stock Index	166,619	1,143	(1,861)	(718)	11,968	8,095	3,169	23,232	22,514	665	(32,007)	(31,342)	(8,828)	157,791
BNY Mellon Sustainable U.S. Equity	105,701	277	(1,382)	(1,105)	411	8,845	7,207	16,463	15,358	—	(286)	(286)	15,072	120,773
BNY Mellon Technology Growth	14,931	—	(205)	(205)	27	7,095	(2,951)	4,171	3,966	—	—	—	3,966	18,897
Columbia Income Opportunities	87,205	1,826	(544)	1,282	(279)	—	6,090	5,811	7,093	—	—	—	7,093	94,298
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Columbia VP Overseas Core Fund - Class 1	$642	$15	$(4)	$11	$20	$—	$202	$222	$233	$2,840	$(2,924)	$(84)	$149	$791
Columbia VP Select Mid Cap Growth Fund - Class 1	194,962	—	(1,260)	(1,260)	950	—	28,483	29,433	28,173	—	—	—	28,173	223,135
Dimensional VA Global Bond	31,540	675	(145)	530	(889)	—	1,254	365	895	19,296	(35,080)	(15,784)	(14,889)	16,651
Dimensional VA International Small Portfolio	26,398	766	(157)	609	2,475	927	4,379	7,781	8,390	10,356	(20,111)	(9,755)	(1,365)	25,033
Dimensional VA International Value Portfolio	34,662	1,101	(192)	909	9,678	802	885	11,365	12,274	19,318	(37,691)	(18,373)	(6,099)	28,563
Dimensional VA Short Term Fixed Portfolio	287,736	11,979	(1,740)	10,239	103	—	217	320	10,559	—	(10,527)	(10,527)	32	287,768
Dimensional VA U.S. Large Value Portfolio	390,193	7,952	(2,447)	5,505	852	24,839	27,302	52,993	58,498	9,255	(14,619)	(5,364)	53,134	443,327
Dimensional VA U.S. Targeted Value	264,925	4,875	(1,568)	3,307	(411)	22,053	(3,463)	18,179	21,486	6,445	(11,744)	(5,299)	16,187	281,112
DWS Alternative Asset Allocation VIP A	32,866	1,308	(185)	1,123	488	—	1,335	1,823	2,946	—	(9,403)	(9,403)	(6,457)	26,409
DWS CROCI International VIP - Class A	930,609	29,246	(13,448)	15,798	24,033	—	344,137	368,170	383,968	36,110	(159,344)	(123,234)	260,734	1,191,343
DWS Global Income Builder VIP A	2,090,596	97,290	(26,871)	70,419	(43,284)	278,541	(17,165)	218,092	288,511	92,593	(242,901)	(150,308)	138,203	2,228,799
Eaton Vance VT Floating-Rate Income Fund Advisor Class[1]	5,196	190	(17)	173	(214)	—	132	(82)	91	6,435	(11,722)	(5,287)	(5,196)	—
Federated Hermes High Income Bond	83,983	4,979	(1,039)	3,940	(1,626)	—	3,198	1,572	5,512	3,154	(9,383)	(6,229)	(717)	83,266
Federated Hermes Managed Volatility II	16,662	472	(210)	262	(21)	288	464	731	993	1,029	(1,210)	(181)	812	17,474
Fidelity Contrafund	1,736,136	2,497	(15,482)	(12,985)	73,481	286,941	(11,693)	348,729	335,744	88,648	(254,294)	(165,646)	170,098	1,906,234
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Fidelity Energy	$123,604	$2,825	$(768)	$2,057	$163	$—	$10,046	$10,209	$12,266	$—	$—	$—	$12,266	$135,870
Fidelity Equity-Income	167,261	3,160	(2,174)	986	4,266	9,776	12,865	26,907	27,893	665	(11,788)	(11,123)	16,770	184,031
Fidelity Financials Portfolio - Initial Class	664,391	12,342	(4,198)	8,144	1,650	29,202	57,268	88,120	96,264	—	—	—	96,264	760,655
Fidelity Government Money Market Portfolio - Initial Class	122,168	5,036	(745)	4,291	—	—	—	—	4,291	—	—	—	4,291	126,459
Fidelity Government Money Market Portfolio - Service Class II	156,638	5,569	(1,833)	3,736	—	—	—	—	3,736	33,416	(55,821)	(22,405)	(18,669)	137,969
Fidelity Growth	558,742	1,549	(6,681)	(5,132)	19,182	69,213	(20,983)	67,412	62,280	242	(58,801)	(58,559)	3,721	562,463
Fidelity Growth & Income	56,848	641	(595)	46	7,155	4,049	(3,929)	7,275	7,321	73	(19,944)	(19,871)	(12,550)	44,298
Fidelity Growth Opportunities	227,498	—	(2,982)	(2,982)	5,303	3,763	39,207	48,273	45,291	—	(8,896)	(8,896)	36,395	263,893
Fidelity Investment Grade Bond	551	22	(4)	18	—	—	18	18	36	2,366	(2,321)	45	81	632
Fidelity Mid Cap I	1,139	5	7	12	10	134	(8)	136	148	4,733	(4,706)	27	175	1,314
Fidelity Real Estate	5,158	109	(11)	98	(1)	2	50	51	149	2,366	(2,290)	76	225	5,383
Fidelity Strategic Income	73,631	2,966	(458)	2,508	(15)	—	3,543	3,528	6,036	—	—	—	6,036	79,667
Franklin Income VIP Fund - Class 1	12,187	643	(79)	564	7	128	848	983	1,547	2,503	(128)	2,375	3,922	16,109
Franklin Income VIP Fund - Class 2	105,509	4,783	(1,181)	3,602	(870)	1,006	6,338	6,474	10,076	1,238	(18,592)	(17,354)	(7,278)	98,231
Franklin Mutual Global Discovery VIP Fund - Class 1	14,197	322	(93)	229	(9)	1,574	1,381	2,946	3,175	60,716	(61,011)	(295)	2,880	17,077
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Franklin Mutual Shares VIP Fund - Class 1	$234,020	$5,574	$(1,466)	$4,108	$(49)	$24,191	$(2,169)	$21,973	$26,081	$—	$—	$—	$26,081	$260,101
Franklin Mutual Shares VIP Fund - Class 2	129,672	2,693	(1,638)	1,055	(2,058)	13,270	533	11,745	12,800	1,238	(5,116)	(3,878)	8,922	138,594
Franklin Rising Dividends VIP Fund - Class 1	307,006	3,205	(1,900)	1,305	141	29,495	3,300	32,936	34,241	3,786	(18,037)	(14,251)	19,990	326,996
Franklin Small-Mid Cap Growth VIP Fund - Class 2	87,157	—	(1,077)	(1,077)	(1,243)	4,954	(1,382)	2,329	1,252	786	(8,491)	(7,705)	(6,453)	80,704
Franklin Strategic Income VIP Fund - Class 1	211,356	10,596	(1,305)	9,291	(643)	2	5,617	4,976	14,267	2,366	(3,535)	(1,169)	13,098	224,454
Franklin U.S. Government Securities VIP Fund - Class 1	13,798	479	(87)	392	17	—	475	492	884	57,876	(56,939)	937	1,821	15,619
Franklin U.S. Government Securities VIP Fund - Class 2	37,031	1,247	(473)	774	(234)	—	1,438	1,204	1,978	—	(699)	(699)	1,279	38,310
Invesco American Franchise Fund I	197,102	—	(2,404)	(2,404)	3,683	18,188	(2,298)	19,573	17,169	—	(12,749)	(12,749)	4,420	201,522
Invesco EQV International Equity I	183,408	2,900	(1,195)	1,705	28	12,871	14,379	27,278	28,983	—	—	—	28,983	212,391
Invesco EQV International Equity II	46,612	613	(634)	(21)	174	3,347	3,438	6,959	6,938	543	(2,163)	(1,620)	5,318	51,930
Invesco Global Real Estate	63,557	1,361	(851)	510	(350)	—	3,956	3,606	4,116	872	(1,818)	(946)	3,170	66,727
Janus Henderson Flexible Bond	209,499	11,432	(1,296)	10,136	(519)	—	4,488	3,969	14,105	—	(1,172)	(1,172)	12,933	222,432
Janus Henderson Mid Cap Value Portfolio	3,930	33	(24)	9	7	375	(160)	222	231	—	—	—	231	4,161
LVIP American Century Balanced Fund Standard Class II	131,674	2,572	(1,690)	882	753	—	9,321	10,074	10,956	1,805	(2,191)	(386)	10,570	142,244
LVIP American Century International Fund Standard Class II	216,356	2,802	(2,875)	(73)	938	—	29,599	30,537	30,464	4,608	(15,088)	(10,480)	19,984	236,340
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
LVIP American Century Mid Cap Value Fund Standard Class II1	$4,870	$—	$(24)	$(24)	$(50)	$286	$163	$399	$375	$—	$(5,245)	$(5,245)	$(4,870)	$—
LVIP American Century Value Fund Standard Class II	372,445	6,445	(2,638)	3,807	1,691	30,331	19,432	51,454	55,261	—	(9,719)	(9,719)	45,542	417,987
LVIP JPMorgan Mid Cap Value Fund - Standard Class	321,950	3,627	(2,909)	718	(2,139)	35,079	(21,563)	11,377	12,095	543	(8,610)	(8,067)	4,028	325,978
LVIP JPMorgan U.S. Equity Fund - Standard Class	59,247	277	(745)	(468)	1,774	1,738	4,485	7,997	7,529	—	(3,303)	(3,303)	4,226	63,473
LVIP Nomura SMID Cap Core[1]	170,607	994	(1,025)	(31)	218	4,415	9,391	14,024	13,993	—	—	—	13,993	184,600
Merger VL	22,171	790	(124)	666	428	593	(79)	942	1,608	—	(6,266)	(6,266)	(4,658)	17,513
MFS International Growth Portfolio	2,561	26	(17)	9	1	157	354	512	521	—	—	—	521	3,082
MFS International Intrinsic Value Portfolio	337,237	6,199	(2,375)	3,824	(343)	22,459	83,326	105,442	109,266	2,840	(7,951)	(5,111)	104,155	441,392
MFS New Discovery Series	9,469	—	(59)	(59)	(35)	—	1,258	1,223	1,164	—	—	—	1,164	10,633
MFS Utilities Series	72,725	2,123	(445)	1,678	2,325	971	4,863	8,159	9,837	58,878	(67,967)	(9,089)	748	73,473
Nomura VIP Emerging Markets Series - Standard Class[1]	202,656	3,795	(1,535)	2,260	20	486	159,730	160,236	162,496	—	—	—	162,496	365,152
Nomura VIP Small Cap Value Series - Standard Class[1]	68,148	876	(412)	464	(4)	4,268	397	4,661	5,125	3,313	(3,275)	38	5,163	73,311
PIMCO All Asset Institutional Class	19,032	487	(64)	423	(411)	—	1,261	850	1,273	21,830	(40,074)	(18,244)	(16,971)	2,061
PIMCO CommodityRealReturn Strat. Institutional Class	18,066	604	(119)	485	(32)	—	2,863	2,831	3,316	—	—	—	3,316	21,382
PIMCO Dynamic Bond - Institutional Class[1]	—	—	—	—	—	—	—	—	—	—	—	—	—	—
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
PIMCO Emerging Markets Bond Institutional Class	$22,035	$1,449	$(111)	$1,338	$(1,196)	$—	$2,553	$1,357	$2,695	$35,359	$(40,952)	$(5,593)	$(2,898)	$19,137
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	1,265	63	(8)	55	—	—	100	100	155	—	—	—	155	1,420
PIMCO Low Duration Institutional Class	90,208	3,784	(555)	3,229	(23)	—	1,349	1,326	4,555	—	—	—	4,555	94,763
PIMCO Real Return Institutional Class	32,229	1,162	(201)	961	(63)	—	1,496	1,433	2,394	—	(1,876)	(1,876)	518	32,747
PIMCO Total Return Institutional Class	165,480	7,329	(1,022)	6,307	(182)	—	7,788	7,606	13,913	2,366	(2,329)	37	13,950	179,430
Royce Capital Small-Cap	38,872	774	(239)	535	149	2,975	(75)	3,049	3,584	86,814	(85,467)	1,347	4,931	43,803
T. Rowe Price All-Cap Opportunities Portfolio	892,378	—	(5,666)	(5,666)	4,277	112,561	27,707	144,545	138,879	—	(4,635)	(4,635)	134,244	1,026,622
T. Rowe Price Blue Chip Growth	820,064	—	(5,145)	(5,145)	8,739	79,390	62,549	150,678	145,533	—	(14,106)	(14,106)	131,427	951,491
T. Rowe Price Equity Income Portfolio	407,373	7,110	(2,575)	4,535	84	43,768	7,171	51,023	55,558	—	(2,243)	(2,243)	53,315	460,688
T. Rowe Price Health Sciences Portfolio	659,902	—	(4,047)	(4,047)	1,450	26,040	91,297	118,787	114,740	57,876	(59,304)	(1,428)	113,312	773,214
T. Rowe Price International Stock Portfolio	282,421	6,180	(1,873)	4,307	202	27,142	18,262	45,606	49,913	—	(1,638)	(1,638)	48,275	330,696
Templeton Developing Markets VIP Fund - Class 2	29,105	90	(271)	(181)	3,352	279	3,446	7,077	6,896	—	(16,953)	(16,953)	(10,057)	19,048
Templeton Global Bond VIP Fund - Class 1	21,358	—	(141)	(141)	6	—	3,429	3,435	3,294	2,366	(2,322)	44	3,338	24,696
Templeton Growth VIP Fund - Class 2	46,281	228	(414)	(186)	(663)	1,959	3,947	5,243	5,057	543	(24,878)	(24,335)	(19,278)	27,003
TVST Touchstone Common Stock Fund	97,672	583	(621)	(38)	145	15,630	988	16,763	16,725	—	—	—	16,725	114,397
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
VanEck Global Resources Fund	$248,742	$7,249	$(1,713)	$5,536	$422	$—	$82,758	$83,180	$88,716	$—	$—	$—	$88,716	$337,458
Vanguard Balanced	515,001	9,792	(2,836)	6,956	132	41,940	20,394	62,466	69,422	5,291	(75,704)	(70,413)	(991)	514,010
Vanguard Capital Growth	79,723	875	(519)	356	222	3,759	18,152	22,133	22,489	—	—	—	22,489	102,212
Vanguard Equity Income	3,908,991	102,131	(24,952)	77,179	12,336	310,455	226,511	549,302	626,481	2,840	(69,418)	(66,578)	559,903	4,468,894
Vanguard Equity Index	317,152	3,569	(2,010)	1,559	1,399	6,876	44,003	52,278	53,837	86,814	(88,454)	(1,640)	52,197	369,349
Vanguard High Yield Bond	179,182	11,878	(1,117)	10,761	128	—	4,366	4,494	15,255	—	(699)	(699)	14,556	193,738
Vanguard International	54,494	407	(300)	107	(582)	2,746	6,282	8,446	8,553	—	(10,421)	(10,421)	(1,868)	52,626
Vanguard Mid-Cap Index	98,328	1,272	(622)	650	143	5,069	4,829	10,041	10,691	—	—	—	10,691	109,019
Vanguard Real Estate Index	366,960	9,310	(2,076)	7,234	(3,401)	5,961	(1,926)	634	7,868	—	(45,882)	(45,882)	(38,014)	328,946
Vanguard Short Term Investment Grade	199,249	20,588	(2,939)	17,649	790	—	12,400	13,190	30,839	342,876	(65,533)	277,343	308,182	507,431
Vanguard Small Company Growth	21,510	101	(128)	(27)	(20)	1,433	(209)	1,204	1,177	—	—	—	1,177	22,687
Vanguard Total Bond Market Index	463,709	14,228	(2,473)	11,755	(12,252)	—	24,938	12,686	24,441	12,832	(86,891)	(74,059)	(49,618)	414,091
Vanguard Total Stock Market Index	241,425	1,808	(907)	901	25,389	8,438	(13,124)	20,703	21,604	19,404	(128,277)	(108,873)	(87,269)	154,156
Victory Pioneer Bond VCT Portfolio Class I1	924,007	41,233	(11,469)	29,764	(16,744)	—	55,798	39,054	68,818	6,057	(104,899)	(98,842)	(30,024)	893,983
Victory Pioneer Equity Income VCT Portfolio Class II1	47,493	427	(301)	126	(7,245)	2,091	5,001	(153)	(27)	—	(32,074)	(32,074)	(32,101)	15,392
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2025

Sub-Account	Net Assets as of January 1, 2025	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2025
Victory Pioneer Fund VCT Portfolio Class I1	$30,354,132	$137,389	$(385,163)	$(247,774)	$959,290	$4,110,557	$1,344,082	$6,413,929	$6,166,155	$14,872	$(3,884,231)	$(3,869,359)	$2,296,796	$32,650,928
Victory Pioneer High Yield VCT Portfolio Class II1	18,384	601	(130)	471	(1,135)	—	1,031	(104)	367	—	(11,874)	(11,874)	(11,507)	6,877
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	1,948,815	38,739	(23,695)	15,044	(251,667)	150,394	257,697	156,424	171,468	140,002	(338,263)	(198,261)	(26,793)	1,922,022
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	13,816,937	—	(179,974)	(179,974)	293,552	1,546,622	860,891	2,701,065	2,521,091	4,793	(1,386,041)	(1,381,248)	1,139,843	14,956,780
Victory Pioneer Strategic Income VCT Portfolio Class I1	66,406	3,321	(431)	2,890	(48)	—	4,143	4,095	6,985	19,500	—	19,500	26,485	92,891
Victory Pioneer Strategic Income VCT Portfolio Class II1	47,698	1,541	(436)	1,105	(3,292)	—	5,373	2,081	3,186	—	(29,654)	(29,654)	(26,468)	21,230
Virtus Duff & Phelps Real Estate Securities Series I	3,732	111	(34)	77	—	17	(91)	(74)	3	—	—	—	3	3,735
Virtus KAR Small-Cap Growth Series I	40,734	—	(217)	(217)	(50)	7,472	(16,537)	(9,115)	(9,332)	—	—	—	(9,332)	31,402
VY JPMorgan Emerging Markets Equity Portfolio Initial	18,321	211	(266)	(55)	(291)	4,878	2,287	6,874	6,819	—	(1,569)	(1,569)	5,250	23,571

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
AB Discovery Value Portfolio - Class A	$13,017	$120	$(82)	$38	$9	$684	$488	$1,181	$1,219	$—	$—	$—	$1,219	$14,236
ALPS/Alerian Energy Infrastructure-Class I	595,543	32,138	(4,289)	27,849	1,501	23,510	186,449	211,460	239,309	—	—	—	239,309	834,852
American Funds IS Growth Fund	100,875	600	(648)	(48)	10,211	2,474	16,582	29,267	29,219	3,564	(28,391)	(24,827)	4,392	105,267
American Funds IS Growth-Income Fund	50,312	747	(337)	410	503	2,440	8,345	11,288	11,698	—	(2,725)	(2,725)	8,973	59,285
American Funds IS International Fund	14,545	223	(94)	129	—	—	274	274	403	—	—	—	403	14,948
American Funds IS New World Fund	11,017	192	(71)	121	10	53	499	562	683	—	—	—	683	11,700
BlackRock Capital Appreciation I	23,120	—	(165)	(165)	4	10,236	(2,796)	7,444	7,279	—	—	—	7,279	30,399
BlackRock Global Allocation I	88,128	897	(545)	352	(2,083)	4,300	5,434	7,651	8,003	—	(30,650)	(30,650)	(22,647)	65,481
BlackRock High Yield I	42,624	2,186	(192)	1,994	(928)	—	1,199	271	2,265	2,546	(20,138)	(17,592)	(15,327)	27,297
BNY Mellon Appreciation	52,428	238	(707)	(469)	(125)	3,976	2,562	6,413	5,944	875	(1,941)	(1,066)	4,878	57,306
BNY Mellon MidCap Stock	194,640	1,665	(2,521)	(856)	323	2,847	18,873	22,043	21,187	1,629	(16,459)	(14,830)	6,357	200,997
BNY Mellon Stock Index	163,848	1,434	(1,986)	(552)	7,285	9,617	15,452	32,354	31,802	706	(29,737)	(29,031)	2,771	166,619
BNY Mellon Sustainable U.S. Equity	85,908	520	(1,247)	(727)	325	619	19,836	20,780	20,053	—	(260)	(260)	19,793	105,701
BNY Mellon Technology Growth	12,024	—	(174)	(174)	73	—	3,008	3,081	2,907	—	—	—	2,907	14,931
Columbia Income Opportunities	82,844	4,790	(515)	4,275	(288)	—	374	86	4,361	—	—	—	4,361	87,205
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Columbia VP Overseas Core Fund - Class 1	$844	$38	$(4)	$34	$14	$—	$(18)	$(4)	$30	$3,055	$(3,287)	$(232)	$(202)	$642
Columbia VP Select Mid Cap Growth Fund - Class 1	158,593	—	(1,063)	(1,063)	748	—	36,684	37,432	36,369	—	—	—	36,369	194,962
Dimensional VA Global Bond	32,860	1,515	(192)	1,323	(365)	—	520	155	1,478	14,775	(17,573)	(2,798)	(1,320)	31,540
Dimensional VA International Small Portfolio	25,508	921	(161)	760	23	720	(688)	55	815	7,880	(7,805)	75	890	26,398
Dimensional VA International Value Portfolio	33,535	1,394	(212)	1,182	472	720	(379)	813	1,995	14,775	(15,643)	(868)	1,127	34,662
Dimensional VA Short Term Fixed Portfolio	298,759	13,897	(1,756)	12,141	9	—	1,601	1,610	13,751	—	(24,774)	(24,774)	(11,023)	287,736
Dimensional VA U.S. Large Value Portfolio	346,834	7,947	(2,299)	5,648	425	40,042	(2,091)	38,376	44,024	7,980	(8,645)	(665)	43,359	390,193
Dimensional VA U.S. Targeted Value	246,791	3,654	(1,538)	2,116	(46)	17,801	(1,423)	16,332	18,448	4,925	(5,239)	(314)	18,134	264,925
DWS Alternative Asset Allocation VIP A	40,643	1,425	(231)	1,194	122	22	597	741	1,935	—	(9,712)	(9,712)	(7,777)	32,866
DWS CROCI International VIP - Class A	1,029,488	33,738	(12,662)	21,076	(14,820)	—	8,091	(6,729)	14,347	2,520	(115,746)	(113,226)	(98,879)	930,609
DWS Global Income Builder VIP A	2,014,443	72,625	(26,356)	46,269	(3,394)	—	112,129	108,735	155,004	6,713	(85,564)	(78,851)	76,153	2,090,596
Eaton Vance VT Floating-Rate Income Fund Advisor Class[1]	4,710	405	(30)	375	(1)	—	(27)	(28)	347	4,925	(4,786)	139	486	5,196
Federated Hermes High Income Bond	71,227	3,842	(961)	2,881	(1,698)	—	2,503	805	3,686	20,074	(11,004)	9,070	12,756	83,983
Federated Hermes Managed Volatility II	15,122	352	(204)	148	(55)	—	2,024	1,969	2,117	596	(1,173)	(577)	1,540	16,662
Fidelity Contrafund	1,452,919	3,089	(15,022)	(11,933)	101,562	195,574	174,749	471,885	459,952	82,595	(259,330)	(176,735)	283,217	1,736,136
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Fidelity Energy	$119,229	$2,947	$(781)	$2,166	$181	$—	$2,028	$2,209	$4,375	$—	$—	$—	$4,375	$123,604
Fidelity Equity-Income	148,861	2,960	(2,062)	898	1,924	9,628	8,317	19,869	20,767	1,042	(3,409)	(2,367)	18,400	167,261
Fidelity Financials Portfolio - Initial Class	503,596	10,309	(3,487)	6,822	1,047	21,913	131,013	153,973	160,795	—	—	—	160,795	664,391
Fidelity Government Money Market Portfolio - Initial Class	116,940	5,952	(724)	5,228	—	—	—	—	5,228	—	—	—	5,228	122,168
Fidelity Government Money Market Portfolio - Service Class II	203,623	8,143	(2,161)	5,982	—	—	—	—	5,982	559	(53,526)	(52,967)	(46,985)	156,638
Fidelity Growth	441,408	5	(6,621)	(6,616)	7,360	116,824	9,490	133,674	127,058	256	(9,980)	(9,724)	117,334	558,742
Fidelity Growth & Income	50,054	798	(697)	101	1,411	3,627	5,107	10,145	10,246	77	(3,529)	(3,452)	6,794	56,848
Fidelity Growth Opportunities	286,842	—	(3,339)	(3,339)	81,528	—	11,912	93,440	90,101	424	(149,869)	(149,445)	(59,344)	227,498
Fidelity Investment Grade Bond	680	20	(4)	16	—	—	(13)	(13)	3	2,546	(2,678)	(132)	(129)	551
Fidelity Mid Cap I	1,422	6	(8)	(2)	133	149	(66)	216	214	5,092	(5,589)	(497)	(283)	1,139
Fidelity Real Estate	5,141	209	(31)	178	9	—	82	91	269	2,546	(2,798)	(252)	17	5,158
Fidelity Strategic Income	69,834	2,678	(435)	2,243	(26)	—	1,580	1,554	3,797	—	—	—	3,797	73,631
Franklin Income VIP Fund - Class 1	1,404	654	(56)	598	30	51	235	316	914	11,392	(1,523)	9,869	10,783	12,187
Franklin Income VIP Fund - Class 2	120,111	5,511	(1,338)	4,173	(693)	451	1,984	1,742	5,915	1,245	(21,762)	(20,517)	(14,602)	105,509
Franklin Mutual Global Discovery VIP Fund - Class 1	13,319	275	(85)	190	4	1,007	(604)	407	597	55,376	(55,095)	281	878	14,197
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Franklin Mutual Shares VIP Fund - Class 1	$211,164	$5,009	$(1,375)	$3,634	$(67)	$4,628	$14,661	$19,222	$22,856	$—	$—	$—	$22,856	$234,020
Franklin Mutual Shares VIP Fund - Class 2	123,128	2,541	(1,600)	941	(1,154)	2,643	9,285	10,774	11,715	1,245	(6,416)	(5,171)	6,544	129,672
Franklin Rising Dividends VIP Fund - Class 1	291,987	3,660	(1,862)	1,798	(117)	14,167	14,243	28,293	30,091	4,073	(19,145)	(15,072)	15,019	307,006
Franklin Small-Mid Cap Growth VIP Fund - Class 2	88,546	—	(1,102)	(1,102)	(1,815)	—	11,183	9,368	8,266	834	(10,489)	(9,655)	(1,389)	87,157
Franklin Strategic Income VIP Fund - Class 1	213,287	9,375	(1,261)	8,114	(2,897)	—	2,283	(614)	7,500	4,224	(13,655)	(9,431)	(1,931)	211,356
Franklin U.S. Government Securities VIP Fund - Class 1	11,993	425	(78)	347	7	—	(215)	(208)	139	52,321	(50,655)	1,666	1,805	13,798
Franklin U.S. Government Securities VIP Fund - Class 2	39,128	1,186	(485)	701	(545)	—	(87)	(632)	69	—	(2,166)	(2,166)	(2,097)	37,031
Invesco American Franchise Fund I	151,414	—	(2,240)	(2,240)	1,452	—	50,598	52,050	49,810	—	(4,122)	(4,122)	45,688	197,102
Invesco EQV International Equity I	183,389	3,351	(1,144)	2,207	(2)	996	(3,182)	(2,188)	19	—	—	—	19	183,408
Invesco EQV International Equity II	48,369	776	(627)	149	28	269	(878)	(581)	(432)	578	(1,903)	(1,325)	(1,757)	46,612
Invesco Global Real Estate	68,700	1,723	(853)	870	(676)	—	(1,982)	(2,658)	(1,788)	899	(4,254)	(3,355)	(5,143)	63,557
Janus Henderson Enterprise Portfolio	—	—	—	—	—	—	—	—	—	—	—	—	—	—
Janus Henderson Flexible Bond	208,383	10,284	(1,260)	9,024	(613)	—	(5,658)	(6,271)	2,753	1,648	(3,285)	(1,637)	1,116	209,499
Janus Henderson Mid Cap Value Portfolio	3,496	38	(23)	15	7	192	220	419	434	—	—	—	434	3,930
LVIP American Century Balanced Fund Standard Class II	122,648	2,642	(1,614)	1,028	1,119	—	10,701	11,820	12,848	1,795	(5,617)	(3,822)	9,026	131,674
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
LVIP American Century International Fund Standard Class II	$217,840	$3,656	$(2,854)	$802	$561	$—	$1,636	$2,197	$2,999	$1,914	$(6,397)	$(4,483)	$(1,484)	$216,356
LVIP American Century Mid Cap Value Fund Standard Class II1	4,506	122	(28)	94	(4)	222	52	270	364	—	—	—	364	4,870
LVIP American Century Value Fund Standard Class II	353,096	10,762	(2,555)	8,207	3,065	20,466	(1,864)	21,667	29,874	—	(10,525)	(10,525)	19,349	372,445
LVIP JPMorgan Mid Cap Value Fund - Standard Class	286,989	3,933	(2,822)	1,111	(370)	48,901	(11,741)	36,790	37,901	578	(3,518)	(2,940)	34,961	321,950
LVIP JPMorgan U.S. Equity Fund - Standard Class	50,484	293	(715)	(422)	1,502	2,504	7,705	11,711	11,289	—	(2,526)	(2,526)	8,763	59,247
LVIP Macquarie Smid Cap Core	149,604	1,004	(972)	32	190	7,625	13,156	20,971	21,003	—	—	—	21,003	170,607
Macquarie VIP Emerging Markets Series - Standard Class	194,011	5,436	(1,268)	4,168	(238)	—	4,715	4,477	8,645	—	—	—	8,645	202,656
Macquarie VIP Small Cap Value Series - Standard Class	61,868	872	(396)	476	4	2,407	3,689	6,100	6,576	3,564	(3,860)	(296)	6,280	68,148
Merger VL	27,996	386	(155)	231	298	255	(92)	461	692	—	(6,517)	(6,517)	(5,825)	22,171
MFS International Growth Portfolio	2,364	25	(15)	10	(1)	8	180	187	197	—	—	—	197	2,561
MFS International Intrinsic Value Portfolio	316,600	4,640	(2,056)	2,584	(410)	14,962	3,770	18,322	20,906	3,055	(3,324)	(269)	20,637	337,237
MFS New Discovery Series	8,926	—	(56)	(56)	(39)	—	638	599	543	—	—	—	543	9,469
MFS Utilities Series	69,772	1,739	(452)	1,287	1,718	2,146	3,217	7,081	8,368	58,017	(63,432)	(5,415)	2,953	72,725
PIMCO All Asset Institutional Class	17,484	1,221	(113)	1,108	(6)	—	(495)	(501)	607	16,745	(15,804)	941	1,548	19,032
PIMCO CommodityRealReturn Strat. Institutional Class	17,420	427	(108)	319	(40)	—	367	327	646	—	—	—	646	18,066
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
PIMCO Dynamic Bond - Institutional Class	$7,995	$21	$2	$23	$(1,007)	$—	$980	$(27)	$(4)	$—	$(7,991)	$(7,991)	$(7,995)	$—
PIMCO Emerging Markets Bond Institutional Class	20,106	1,390	(128)	1,262	(54)	—	234	180	1,442	31,085	(30,598)	487	1,929	22,035
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	1,277	47	(7)	40	—	—	(52)	(52)	(12)	—	—	—	(12)	1,265
PIMCO Low Duration Institutional Class	86,721	3,650	(534)	3,116	(29)	—	400	371	3,487	—	—	—	3,487	90,208
PIMCO Real Return Institutional Class	31,699	886	(195)	691	(16)	—	(145)	(161)	530	—	—	—	530	32,229
PIMCO StocksPLUS Global Portfolio Institutional Class	—	—	—	—	—	—	—	—	—	—	—	—	—	—
PIMCO Total Return Institutional Class	169,801	6,886	(996)	5,890	(1,709)	—	(899)	(2,608)	3,282	2,546	(10,149)	(7,603)	(4,321)	165,480
Pioneer Bond VCT Class I	975,136	42,699	(11,969)	30,730	(14,951)	—	2,021	(12,930)	17,800	11,225	(80,154)	(68,929)	(51,129)	924,007
Pioneer Equity Income VCT Class II	43,916	882	(564)	318	(3,167)	8,326	(1,434)	3,725	4,043	3,056	(3,522)	(466)	3,577	47,493
Pioneer Fund VCT Class I	27,746,712	220,414	(388,046)	(167,632)	353,143	1,515,213	4,102,797	5,971,153	5,803,521	66,521	(3,262,622)	(3,196,101)	2,607,420	30,354,132
Pioneer High Yield VCT Class II	15,708	952	(216)	736	(31)	—	491	460	1,196	1,480	—	1,480	2,676	18,384
Pioneer Mid Cap Value VCT Class I	1,971,681	38,085	(25,214)	12,871	(164,789)	116,896	223,897	176,004	188,875	3,032	(214,773)	(211,741)	(22,866)	1,948,815
Pioneer Select Mid Cap Growth VCT Class I	12,383,338	—	(168,464)	(168,464)	59,514	—	2,798,234	2,857,748	2,689,284	18,823	(1,274,508)	(1,255,685)	1,433,599	13,816,937
Pioneer Strategic Income VCT Class I	72,220	2,821	(398)	2,423	(1,346)	—	1,167	(179)	2,244	—	(8,058)	(8,058)	(5,814)	66,406
Pioneer Strategic Income VCT Class II	45,842	1,883	(586)	1,297	(287)	—	196	(91)	1,206	1,681	(1,031)	650	1,856	47,698
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Royce Capital Small-Cap	$37,208	$469	$(229)	$240	$67	$1,584	$(822)	$829	$1,069	$78,481	$(77,886)	$595	$1,664	$38,872
T. Rowe Price All-Cap Opportunities Portfolio	720,391	630	(5,048)	(4,418)	3,515	97,364	79,105	179,984	175,566	—	(3,579)	(3,579)	171,987	892,378
T. Rowe Price Blue Chip Growth	618,858	—	(4,483)	(4,483)	8,180	33,018	177,574	218,772	214,289	—	(13,083)	(13,083)	201,206	820,064
T. Rowe Price Equity Income Portfolio	368,583	7,351	(2,419)	4,932	109	26,483	9,085	35,677	40,609	—	(1,819)	(1,819)	38,790	407,373
T. Rowe Price Health Sciences Portfolio	655,175	—	(4,247)	(4,247)	2,013	58,043	(48,867)	11,189	6,942	52,321	(54,536)	(2,215)	4,727	659,902
T. Rowe Price International Stock Portfolio	276,439	2,741	(1,745)	996	22	7,094	(819)	6,297	7,293	—	(1,311)	(1,311)	5,982	282,421
Templeton Developing Markets VIP Fund - Class 2	26,648	1,155	(365)	790	304	222	386	912	1,702	1,535	(780)	755	2,457	29,105
Templeton Global Bond VIP Fund - Class 1	24,307	—	(139)	(139)	3	—	(2,690)	(2,687)	(2,826)	2,546	(2,669)	(123)	(2,949)	21,358
Templeton Growth VIP Fund - Class 2	45,189	456	(600)	(144)	(572)	156	2,385	1,969	1,825	1,989	(2,722)	(733)	1,092	46,281
TVST Touchstone Common Stock Fund	80,889	603	(547)	56	102	6,637	9,988	16,727	16,783	—	—	—	16,783	97,672
VanEck Global Resources Fund	257,543	6,848	(1,588)	5,260	309	—	(14,370)	(14,061)	(8,801)	—	—	—	(8,801)	248,742
Vanguard Balanced	448,929	10,975	(2,948)	8,027	(143)	23,736	32,178	55,771	63,798	9,769	(7,495)	2,274	66,072	515,001
Vanguard Capital Growth	72,086	872	(476)	396	770	1,594	6,373	8,737	9,133	—	(1,496)	(1,496)	7,637	79,723
Vanguard Equity Income	3,442,721	106,093	(22,576)	83,517	5,198	223,650	183,026	411,874	495,391	4,197	(33,318)	(29,121)	466,270	3,908,991
Vanguard Equity Index	257,173	3,734	(1,768)	1,966	921	10,675	48,198	59,794	61,760	78,481	(80,262)	(1,781)	59,979	317,152
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Statements of Operations and Changes in Net Assets (continued)
Year Ended December 31, 2024

Sub-Account	Net Assets as of January 1, 2024	Dividends	Mortality and Expense Risk Charge	Net Investment Income (Loss)	Realized Gain (Loss) on Investments	Net Realized Capital Gain Distributions Received	Net Change in Unrealized Appreciation/Depreciation	Net Gain (Loss) on Investments	Net Increase (Decrease) in Net Assets Resulting from Operations	Contract Purchase Payments and Transfers In	Contract Terminations, Transfers and Maintenance Charges	Increase (Decrease) in Net Assets from Contract Transactions	Total Increase (Decrease) In Net Assets	Net Assets as of December 31, 2024
Vanguard High Yield Bond	$169,976	$9,705	$(1,054)	$8,651	$102	$—	$1,096	$1,198	$9,849	$—	$(643)	$(643)	$9,206	$179,182
Vanguard International	50,637	646	(327)	319	(47)	1,710	2,243	3,906	4,225	—	(368)	(368)	3,857	54,494
Vanguard Mid-Cap Index	85,965	1,275	(562)	713	105	1,062	10,483	11,650	12,363	—	—	—	12,363	98,328
Vanguard Real Estate Index	354,155	11,186	(2,170)	9,016	(241)	9,437	(3,730)	5,466	14,482	1,226	(2,903)	(1,677)	12,805	366,960
Vanguard Short Term Investment Grade	70,529	2,609	(507)	2,102	470	—	888	1,358	3,460	185,026	(59,766)	125,260	128,720	199,249
Vanguard Small Company Growth	19,430	109	(124)	(15)	(16)	—	2,111	2,095	2,080	—	—	—	2,080	21,510
Vanguard Total Bond Market Index	460,521	12,836	(2,794)	10,042	(564)	—	(6,541)	(7,105)	2,937	9,850	(9,599)	251	3,188	463,709
Vanguard Total Stock Market Index	272,996	3,757	(1,791)	1,966	13,789	20,597	27,378	61,764	63,730	14,775	(110,076)	(95,301)	(31,571)	241,425
Virtus Duff & Phelps Real Estate Securities Series I	3,378	83	(21)	62	(1)	40	253	292	354	—	—	—	354	3,732
Virtus KAR Small-Cap Growth Series I	37,256	—	(233)	(233)	(4)	3,106	609	3,711	3,478	—	—	—	3,478	40,734
VY JPMorgan Emerging Markets Equity Portfolio Initial	19,375	209	(249)	(40)	(532)	—	796	264	224	—	(1,278)	(1,278)	(1,054)	18,321
1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
SEE NOTES TO FINANCIAL STATEMENTS

Symetra Resource Variable Account B
Notes to Financial Statements
1.ORGANIZATION
Symetra Resource Variable Account B (the "Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable annuity products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable annuity products. The performance of the underlying portfolios may differ substantially from publicly traded Mutual Funds with similar names and objectives.
Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's and Symetra Financial Corporation's other business activities.
The Statements of Operations and Changes in Net Assets are reported for the years or periods ended December 31, 2025 and December 31, 2024 for the following sub-accounts, except as noted in the footnotes to the table below.
Following are the sub-accounts and related Mutual Funds.

Sub-Account	Mutual Fund
AllianceBernstein Variable Products Fund Series, Inc.
AB Discovery Value Portfolio - Class A	AB Discovery Value Portfolio — Class A

Alps Variable Investment Trust
ALPS/Alerian Energy Infrastructure-Class I	ALPS/Alerian Energy Infrastructure Portfolio — Class I

American Funds Insurance Series
American Funds IS Growth Fund	American Funds Insurance Series Growth Fund
American Funds IS Growth-Income Fund	American Funds Insurance Series Growth-Income Fund
American Funds IS International Fund	American Funds Insurance Series International Fund
American Funds IS New World Fund	American Funds Insurance Series New World Fund

BlackRock Variable Series Fund, Inc.
BlackRock Capital Appreciation I	BlackRock Capital Appreciation V.I. Fund Class I
BlackRock Global Allocation I	BlackRock Global Allocation V.I. Fund Class I
BlackRock High Yield I	BlackRock High Yield V.I. Fund Class I

BNY Mellon Variable Investment Fund
BNY Mellon Appreciation	BNY Mellon VIF Appreciation Portfolio — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon MidCap Stock	BNY Mellon IP MidCap Stock Portfolio — Initial Shares

BNY Mellon Stock Index Fund, Inc.
BNY Mellon Stock Index	BNY Mellon Stock Index Fund, Inc. — Service Shares

BNY Mellon Sustainable U.S. Equity Fund, Inc.
BNY Mellon Sustainable U.S. Equity	BNY Mellon Sustainable U.S. Equity Fund, Inc. — Initial Shares

BNY Mellon Investment Portfolios
BNY Mellon Technology Growth	BNY Mellon IP Technology Growth Portfolio — Initial Shares

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Columbia Funds Variable Insurance Trust
Columbia Income Opportunities	Columbia VP Income Opportunities Fund — Class I
Columbia VP Overseas Core Fund - Class 1	Columbia VP Overseas Core Fund - Class 1
Columbia VP Select Mid Cap Growth Fund - Class 1	Columbia VP Select Mid Cap Growth Fund — Class 1

Dimensional Fund Advisors
Dimensional VA Global Bond	V.A. Global Bond Portfolio
Dimensional VA International Small Portfolio	V.A. International Small Portfolio
Dimensional VA International Value Portfolio	V.A. International Value Portfolio
Dimensional VA Short Term Fixed Portfolio	V.A. Short Term Fixed Portfolio
Dimensional VA U.S. Large Value Portfolio	V.A. U.S. Large Value Portfolio
Dimensional VA U.S. Targeted Value	V.A. U.S. Targeted Value

DWS Variable Series I and II
DWS Alternative Asset Allocation VIP A	DWS Alternative Asset Allocation VIP — Class A Shares
DWS CROCI International VIP - Class A	DWS CROCI International VIP — Class A Shares
DWS Global Income Builder VIP A	DWS Global Income Builder VIP — Class A Shares

Eaton Vance
Eaton Vance VT Floating-Rate Income Fund Advisor Class[14]	Eaton Vance VT Floating-Rate Income Fund Advisor Share Class

Federated Insurance Series
Federated Hermes High Income Bond	Federated Hermes High Income Bond
Federated Hermes Managed Volatility II	Federated Hermes Managed Volatility Fund II

Fidelity Variable Insurance Products Fund 1 (VIP)
Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class
Fidelity Energy	VIP Energy Portfolio — Initial Class
Fidelity Equity-Income	VIP Equity-Income Portfolio — Initial Class
Fidelity Financials Portfolio - Initial Class	VIP Financials Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Initial Class	VIP Government Money Market Portfolio — Initial Class
Fidelity Government Money Market Portfolio - Service Class II	VIP Government Money Market Portfolio — Service Class II
Fidelity Growth	VIP Growth Portfolio — Initial Class
Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class
Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class
Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class
Fidelity Mid Cap I	VIP Mid Cap Portfolio — Initial Class
Fidelity Real Estate	VIP Real Estate Portfolio — Initial Class
Fidelity Strategic Income	VIP Strategic Income Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust
Franklin Income VIP Fund - Class 1	Franklin Income VIP Fund - Class 1
Franklin Income VIP Fund - Class 2	Franklin Income VIP Fund - Class 2
Franklin Mutual Global Discovery VIP Fund - Class 1	Franklin Mutual Global Discovery VIP Fund - Class 1
Franklin Mutual Shares VIP Fund - Class 1	Franklin Mutual Shares VIP Fund - Class 1

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund
Franklin Templeton Variable Insurance Products Trust
Franklin Mutual Shares VIP Fund - Class 2	Franklin Mutual Shares VIP Fund - Class 2
Franklin Rising Dividends VIP Fund - Class 1	Franklin Rising Dividends VIP Fund - Class 1
Franklin Small-Mid Cap Growth VIP Fund - Class 2	Franklin Small-Mid Cap Growth VIP Fund - Class 2
Franklin Strategic Income VIP Fund - Class 1	Franklin Strategic Income VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 1	Franklin U.S. Government Securities VIP Fund - Class 1
Franklin U.S. Government Securities VIP Fund - Class 2	Franklin U.S. Government Securities VIP Fund - Class 2

Invesco Variable Insurance Funds, Inc
Invesco American Franchise Fund I	Invesco V.I. American Franchise Fund - Series I
Invesco EQV International Equity I	Invesco V.I. EQV International Equity Fund - Series I
Invesco EQV International Equity II	Invesco V.I. EQV International Equity Fund - Series II
Invesco Global Real Estate	Invesco V.I. Global Real Estate Fund - Series I

Janus Aspen Series
Janus Henderson Enterprise Portfolio[13]	Janus Henderson Enterprise Portfolio — Institutional Shares
Janus Henderson Flexible Bond	Janus Henderson Flexible Bond Portfolio — Institutional Shares
Janus Henderson Mid Cap Value Portfolio	Janus Henderson Mid Cap Value Portfolio — Institutional Shares

Lincoln Investment Advisors
LVIP American Century Balanced Fund Standard Class II	LVIP American Century Balanced Fund Standard Class II
LVIP American Century International Fund Standard Class II	LVIP American Century International Fund Standard Class II
LVIP American Century Mid Cap Value Fund Standard Class II14	LVIP American Century Mid Cap Value Fund Standard Class II
LVIP American Century Value Fund Standard Class II	LVIP American Century Value Fund Standard Class II
LVIP JPMorgan Mid Cap Value Fund - Standard Class	LVIP JPMorgan Mid Cap Value Fund - Standard Class
LVIP JPMorgan U.S. Equity Fund - Standard Class	LVIP JPMorgan U.S. Equity Fund - Standard Class
LVIP Nomura SMID Cap Core[9]	LVIP Nomura SMID Cap Core Fund - Standard Class

Merger Fund VL
Merger VL	The Merger Fund VL

MFS Variable Insurance Trust
MFS Growth Series[12]	MFS Growth Series — Initial Class
MFS New Discovery Series	MFS New Discovery Series — Initial Class
MFS Utilities Series	MFS Utilities Series — Initial Class

MFS Variable Insurance Trust
MFS International Growth Portfolio	MFS International Growth Portfolio — Initial Class
MFS International Intrinsic Value Portfolio	MFS International Intrinsic Value Portfolio — Initial Class

Nomura Asset Management
Nomura VIP Emerging Markets Series - Standard Class[10]	Nomura VIP Emerging Markets Series - Standard Class
Nomura VIP Small Cap Value Series - Standard Class[11]	Nomura VIP Small Cap Value Series - Standard Class

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund

PIMCO Variable Insurance Trust
PIMCO All Asset Institutional Class	PIMCO All Asset Portfolio — Institutional Class
PIMCO CommodityRealReturn Strat. Institutional Class	PIMCO CommodityRealReturn® Strategy Portfolio — Institutional Class
PIMCO Dynamic Bond - Institutional Class[13]	PIMCO Dynamic Bond Portfolio— Institutional Class
PIMCO Emerging Markets Bond Institutional Class	PIMCO Emerging Markets Bond Portfolio — Institutional Class
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	PIMCO Global Bond Opportunities Portfolio (Unhedged) — Institutional Class
PIMCO Low Duration Institutional Class	PIMCO Low Duration Portfolio — Institutional Class
PIMCO Real Return Institutional Class	PIMCO Real Return Portfolio — Institutional Class
PIMCO StocksPLUS Global Portfolio Institutional Class[12]	PIMCO StocksPLUS Global Portfolio — Institutional Class
PIMCO Total Return Institutional Class	PIMCO Total Return Portfolio — Institutional Class

Royce Capital Fund
Royce Capital Micro-Cap[12]	Royce Capital Fund Micro-Cap Portfolio Investment Class
Royce Capital Small-Cap	Royce Capital Fund Small-Cap Portfolio Investment Class

T. Rowe Price Variable Insurance Portfolios
T. Rowe Price All-Cap Opportunities Portfolio	T. Rowe Price All-Cap Opportunities Portfolio
T. Rowe Price Blue Chip Growth	T. Rowe Price Blue Chip Growth
T. Rowe Price Equity Income Portfolio	T. Rowe Price Equity Income Portfolio
T. Rowe Price Health Sciences Portfolio	T. Rowe Price Health Sciences Portfolio
T. Rowe Price International Stock Portfolio	T. Rowe Price International Stock Portfolio

Franklin Templeton Variable Insurance Products Trust
Templeton Developing Markets VIP Fund - Class 2	Templeton Developing Markets VIP Fund - Class 2
Templeton Global Bond VIP Fund - Class 1	Templeton Global Bond VIP Fund - Class 1
Templeton Growth VIP Fund - Class 2	Templeton Growth VIP Fund - Class 2

Touchstone Investments
TVST Touchstone Common Stock Fund	TVST Touchstone Common Stock Fund

VanEck Variable Insurance Products Trust
VanEck Global Resources Fund	VanEck VIP Global Resources Fund — Initial Class

Vanguard Variable Insurance Fund Portfolios
Vanguard Balanced	Vanguard VIF — Balanced Portfolio
Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio
Vanguard Equity Income	Vanguard VIF — Equity Income Portfolio
Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio
Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio
Vanguard International	Vanguard VIF — International Portfolio
Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio
Vanguard Real Estate Index	Vanguard VIF — Real Estate Index Portfolio
Vanguard Short Term Investment Grade	Vanguard VIF — Short Term Investment Grade Portfolio

Symetra Resource Variable Account B
Notes to Financial Statements
1. ORGANIZATION (continued)

Sub-Account	Mutual Fund

Vanguard Variable Insurance Fund Portfolios
Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio
Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio
Vanguard Total Stock Market Index	Vanguard VIF — Stock Market Index

Victory Funds
Victory Pioneer Bond VCT Class I1	Victory Pioneer Bond VCT Portfolio — Class I
Victory Pioneer Equity Income VCT Class II2	Victory Pioneer Equity Income VCT Portfolio — Class II
Victory Pioneer Fund VCT Class I3	Victory Pioneer Fund VCT Portfolio — Class I
Victory Pioneer High Yield VCT Class II4	Victory Pioneer High Yield VCT Portfolio — Class II
Victory Pioneer Mid Cap Value VCT Class I5	Victory Pioneer Mid Cap Value VCT Portfolio — Class I
Victory Pioneer Select Mid Cap Growth VCT Class I6	Victory Pioneer Select Mid Cap Growth VCT Portfolio — Class I
Victory Pioneer Strategic Income VCT Class I7	Victory Pioneer Strategic Income VCT Portfolio — Class I
Victory Pioneer Strategic Income VCT Class II8	Victory Pioneer Strategic Income VCT Portfolio — Class II

Virtus Variable Insurance Trust
Virtus Duff & Phelps Real Estate Securities Series I	Virtus Duff & Phelps Real Estate Securities Series Class I
Virtus KAR Small-Cap Growth Series I	Virtus KAR Small-Cap Growth Series Class I

Voya Investors Trust
VY JPMorgan Emerging Markets Equity Portfolio Initial	VY JPMorgan Emerging Markets Equity Portfolio Class I

1 Victory Pioneer Bond VCT Portfolio Class I was formally known as Pioneer Bond VCT Class I prior to March 31, 2025.
2 Victory Pioneer Equity Income VCT Class II was formally known as Pioneer Equity Income VCT Class II prior to March 31, 2025.
3 Victory Pioneer Fund VCT Class I was formally known as Pioneer Fund VCT Class I prior to March 31, 2025.
4 Victory Pioneer High Yield VCT Class II was formally known as Pioneer High Yield VCT Class II prior to March 31, 2025
5 Victory Pioneer Mid Cap Value VCT Class I was formally known as Pioneer Mid Cap Value VCT Class I prior to March 31, 2025.
6 Victory Pioneer Select Mid Cap Growth VCT Class I was formally known as Pioneer Select Mid Cap Growth VCT Class I prior to March 31, 2025.
7 Victory Pioneer Strategic Income VCT Class I was formally known as Pioneer Strategic Income VCT Class I prior to March 31, 2025.
8 Victory Pioneer Strategic Income VCT Class II was formally known as Pioneer Strategic Income VCT Class II prior to March 31, 2025.
9 LVIP Nomura SMID Cap Core was formally known as LVIP Macquarie SMID Cap Core Fund - Standard Class prior to December 1, 2025.
10 Nomura VIP Emerging Markets Series - Standard Class was formally known as Macquarie VIP Emerging Markets Series - Standard Class prior to December 1, 2025.
11 Nomura VIP Small Cap Value Series - Standard Class was formally known as Macquarie VIP Small Cap Value Series - Standard Class prior to December 1, 2025.
12 There was no activity in the current year and the prior year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2025.
13 There was activity in the prior year and no activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2025.
14 There was activity in the current year and no net asset balance to report on the Statements of Assets and Liabilities as of December 31, 2025.

Symetra Resource Variable Account B
Notes to Financial Statements

2.	SIGNIFICANT ACCOUNTING POLICIES
BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC).
INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying Mutual Fund on the last trading day of the year.
The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by significant observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and significant unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").
The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.
INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.
INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.
DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.
FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to the operations of the Separate Account to the extent the earnings are reinvested.
SEGMENT INFORMATION — In this reporting period, the Separate Account adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the financial position or the results of operations for the sub-accounts of the Separate Account. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available.
The Separate Account has identified the senior vice president of retirement products as the CODM. The Separate Account is comprised of multiple sub-accounts, each which constitute a single operating segment.

The financial information, in the form of the sub-accounts’ holdings, including investment returns, asset allocations, fees, purchases, redemptions, as well as investment objectives, investment advisor and fund manager designations of each sub-account, are used by the CODM to assess the sub-accounts’ availability and performance by comparing the underlying mutual funds’ performance to their respective benchmark and to make resource allocation decisions for each sub-account’s single segment, which is consistent with that presented within the sub-accounts’ financial statements. Sub-accounts’ holdings are reflected on the accompanying Statements of Assets and Liabilities as "net assets" and significant fund expenses are listed on the accompanying Statements of Operations and Changes in Net Assets.

3.EXPENSES AND RELATED PARTY TRANSACTIONS
Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. This charge for the Resource Variable Account B Annuity is on an annual basis, equal to a rate of 1.25 percent of the average daily net assets of the Separate Account. This charge for the Symetra True Variable Annuity is on an annual basis, equal to the rate of 0.60 percent of the average daily net assets of the Separate Account.

Symetra Resource Variable Account B
Notes to Financial Statements

3.	EXPENSES AND RELATED PARTY TRANSACTIONS (continued)
The charges are included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
SUB-ACCOUNT FUND FACILITATION FEE: At this time, Symetra Life does not assess a sub-account fund facilitation fee for the Symetra True Variable Annuity. However, if we choose to impose this fee, the sub-account fund facilitation fee may be charged to owners invested in any sub-account offered under the contract. Symetra Life will notify the contract holder in writing if we choose to impose this fee and the fee will be applied to all new and existing contracts. The maximum amount charged is on an annual basis, equal to a rate of 0.15 percent of the average daily net assets. This charge, if assessed, would be included in the net investment income (loss) in the accompanying Statements of Operations and Changes in Net Assets.
WEALTH TRANSFER BENEFIT CHARGE ("WTB"): If the owner elects this rider for the Symetra True Variable Annuity, Symetra Life may deduct an additional charge on the first business day of each contract month. The charge is deducted pro-rata from owner contract value invested in the standard sub-accounts. The WTB charge is reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products and may vary by contract year and other factors as described in the product prospectus.
SHORT TERM REDEMPTION FEES: Certain sub-accounts invest in Mutual Funds that impose a short term redemption fee. Those Mutual Funds are: Fidelity VIP Energy Portfolio, Fidelity VIP Financial Services Portfolio, and the Fidelity VIP Technology Portfolio. An owner who chooses to redeem Accumulation Units of a sub-account invested in any of these Mutual Funds will be subject to a 1.00 percent short-term trading fee if the Accumulation Unit has been held for less than 60 days. For this purpose, Accumulation Units held longest will be treated as being redeemed first and Accumulation Units held shortest as being redeemed last. Redemption fees will be incurred when owner withdraws contract value invested in one of the sub-accounts or owner transfers contract value out of one of these sub-accounts. The fee applies to both one-time transactions, scheduled transfers and withdrawals involving the sub-accounts. The redemption fee will not apply to deductions from owner contract value to pay the mortality and expense risk charge or other charges under the contract. The redemption fee will also not apply to annuity payments or to any other transactions the applicable Mutual Funds or Symetra Life designates as exempt. The redemption fee charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
Symetra Life also deducts an annual contract maintenance charge of $30 for each contract from the Separate Account contract values. The maintenance charge is reflected as contract maintenance charge in the accompanying Statements of Operations and Changes in Net Assets. This charge does not apply to all products.
A withdrawal charge of $25 or 2.00 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2.00 percent of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year for the Resource Variable Account B. A transfer charge of $25 for the Symetra True Variable Annuity will apply upon each transfer in excess of 25 transfers in a contract year. These charges are reflected as contract maintenance charges in the accompanying Statements of Operations and Changes in Net Assets. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. The surrender charge is reflected as transfers out in the accompanying Statements of Operations and Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectus.

4.INVESTMENT TRANSACTIONS
The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2025.

Sub-Account	Purchases	Proceeds From Sales
AB Discovery Value Portfolio - Class A	$1,683	$85
ALPS/Alerian Energy Infrastructure-Class I	141,355	5,173
American Funds IS Growth Fund	8,509	27,072
American Funds IS Growth-Income Fund	11,053	380
American Funds IS International Fund	272	100
American Funds IS New World Fund	717	80
BlackRock Capital Appreciation I	3,623	189
BlackRock Global Allocation I	5,804	20,299
BlackRock High Yield I	26,473	7,709
BNY Mellon Appreciation	9,546	2,694

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
BNY Mellon MidCap Stock	$20,510	$32,142
BNY Mellon Stock Index	9,768	33,733
BNY Mellon Sustainable U.S. Equity	9,122	1,668
BNY Mellon Technology Growth	7,095	206
Columbia Income Opportunities	1,826	545
Columbia VP Overseas Core Fund - Class 1	51	124
Columbia VP Select Mid Cap Growth Fund - Class 1	—	1,260
Dimensional VA Global Bond	1,232	16,485
Dimensional VA International Small Portfolio	1,694	9,913
Dimensional VA International Value Portfolio	1,902	18,566
Dimensional VA Short Term Fixed Portfolio	11,979	12,267
Dimensional VA U.S. Large Value Portfolio	32,872	7,892
Dimensional VA U.S. Targeted Value	27,212	7,150
DWS Alternative Asset Allocation VIP A	1,308	9,590
DWS CROCI International VIP - Class A	64,698	172,134
DWS Global Income Builder VIP A	464,939	266,288
Eaton Vance VT Floating-Rate Income Fund Advisor Class[1]	323	5,437
Federated Hermes High Income Bond	8,113	10,401
Federated Hermes Managed Volatility II	1,789	1,420
Fidelity Contrafund	290,982	182,673
Fidelity Energy	2,825	767
Fidelity Equity-Income	13,445	13,808
Fidelity Financials Portfolio - Initial Class	41,545	4,198
Fidelity Government Money Market Portfolio - Initial Class	5,036	746
Fidelity Government Money Market Portfolio - Service Class II	38,975	57,645
Fidelity Growth	70,773	65,251
Fidelity Growth & Income	4,720	20,495
Fidelity Growth Opportunities	3,763	11,879
Fidelity Investment Grade Bond	77	14
Fidelity Mid Cap I	239	66
Fidelity Real Estate	225	49
Fidelity Strategic Income	2,966	458
Franklin Income VIP Fund - Class 1	3,274	205
Franklin Income VIP Fund - Class 2	6,857	19,603
Franklin Mutual Global Discovery VIP Fund - Class 1	2,541	1,033
Franklin Mutual Shares VIP Fund - Class 1	29,765	1,466
Franklin Mutual Shares VIP Fund - Class 2	17,084	6,636
Franklin Rising Dividends VIP Fund - Class 1	32,715	16,166
Franklin Small-Mid Cap Growth VIP Fund - Class 2	5,662	9,491
Franklin Strategic Income VIP Fund - Class 1	10,633	2,506
Franklin U.S. Government Securities VIP Fund - Class 1	2,065	735
Franklin U.S. Government Securities VIP Fund - Class 2	1,247	1,172
Invesco American Franchise Fund I	18,188	15,153
Invesco EQV International Equity I	15,772	1,195
Invesco EQV International Equity II	4,423	2,714
Invesco Global Real Estate	2,174	2,608
Janus Henderson Flexible Bond	11,432	2,468
Janus Henderson Mid Cap Value Portfolio	408	24
LVIP American Century Balanced Fund Standard Class II	4,183	3,688
LVIP American Century International Fund Standard Class II	6,613	17,165
LVIP American Century Mid Cap Value Fund Standard Class II1	287	5,270
LVIP American Century Value Fund Standard Class II	36,776	12,356

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
LVIP JPMorgan Mid Cap Value Fund - Standard Class	$39,114	$11,385
LVIP JPMorgan U.S. Equity Fund - Standard Class	2,015	4,048
LVIP Nomura SMID Cap Core[1]	5,408	1,025
Merger VL	1,383	6,390
MFS International Growth Portfolio	184	17
MFS International Intrinsic Value Portfolio	28,677	7,505
MFS New Discovery Series	—	59
MFS Utilities Series	4,961	11,403
Nomura VIP Emerging Markets Series - Standard Class[1]	4,281	1,536
Nomura VIP Small Cap Value Series - Standard Class[1]	5,198	428
PIMCO All Asset Institutional Class	772	18,593
PIMCO CommodityRealReturn Strat. Institutional Class	604	119
PIMCO Emerging Markets Bond Institutional Class	1,614	5,869
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class	63	8
PIMCO Low Duration Institutional Class	3,784	555
PIMCO Real Return Institutional Class	1,162	2,078
PIMCO Total Return Institutional Class	7,378	1,034
Royce Capital Small-Cap	5,909	1,051
T. Rowe Price All-Cap Opportunities Portfolio	112,561	10,300
T. Rowe Price Blue Chip Growth	79,390	19,251
T. Rowe Price Equity Income Portfolio	50,877	4,818
T. Rowe Price Health Sciences Portfolio	28,203	7,639
T. Rowe Price International Stock Portfolio	33,321	3,511
Templeton Developing Markets VIP Fund - Class 2	369	17,223
Templeton Global Bond VIP Fund - Class 1	71	167
Templeton Growth VIP Fund - Class 2	2,700	25,260
TVST Touchstone Common Stock Fund	16,214	621
VanEck Global Resources Fund	7,249	1,714
Vanguard Balanced	53,228	74,747
Vanguard Capital Growth	4,633	519
Vanguard Equity Income	412,585	91,530
Vanguard Equity Index	10,948	4,153
Vanguard High Yield Bond	11,878	1,817
Vanguard International	3,154	10,720
Vanguard Mid-Cap Index	6,341	621
Vanguard Real Estate Index	15,272	47,959
Vanguard Short Term Investment Grade	307,043	12,049
Vanguard Small Company Growth	1,535	128
Vanguard Total Bond Market Index	14,565	76,869
Vanguard Total Stock Market Index	10,246	109,779
Victory Pioneer Bond VCT Portfolio Class I1	44,301	113,381
Victory Pioneer Equity Income VCT Portfolio Class II1	2,517	32,376
Victory Pioneer Fund VCT Portfolio Class I1	4,247,946	4,254,523
Victory Pioneer High Yield VCT Portfolio Class II1	601	12,003
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	328,368	361,191
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	1,546,622	1,561,222
Victory Pioneer Strategic Income VCT Portfolio Class I1	22,820	429
Victory Pioneer Strategic Income VCT Portfolio Class II1	1,541	30,089
Virtus Duff & Phelps Real Estate Securities Series I	127	34
Virtus KAR Small-Cap Growth Series I	7,472	217

Symetra Resource Variable Account B
Notes to Financial Statements

4.	INVESTMENT TRANSACTIONS (continued)

Sub-Account	Purchases	Proceeds From Sales
VY JPMorgan Emerging Markets Equity Portfolio Initial	$5,089	$1,836

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.

Symetra Resource Variable Account B
Notes to Financial Statements
5.CHANGES IN ACCUMULATION UNITS OUTSTANDING
The changes in Units Outstanding for the years or periods ended December 31, 2025 and 2024 were as follows:

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
American Funds IS Growth Fund	52	(451)	(399)	70	(519)	(449)
American Funds IS Growth-Income Fund	—	—	—	—	(70)	(70)
BlackRock Global Allocation I	—	(998)	(998)	—	(1,499)	(1,499)
BlackRock High Yield I	1,353	(509)	844	144	(1,144)	(1,000)
BNY Mellon Appreciation	19	(48)	(29)	22	(48)	(26)
BNY Mellon MidCap Stock	34	(679)	(645)	39	(390)	(351)
BNY Mellon Stock Index	10	(463)	(453)	12	(528)	(516)
BNY Mellon Sustainable U.S. Equity	—	(8)	(8)	—	(8)	(8)
Columbia VP Overseas Core Fund - Class 1	125	(128)	(3)	155	(167)	(12)
Dimensional VA Global Bond	1,691	(3,060)	(1,369)	1,355	(1,610)	(255)
Dimensional VA International Small Portfolio	405	(752)	(347)	347	(344)	3
Dimensional VA International Value Portfolio	777	(1,468)	(691)	691	(732)	(41)
Dimensional VA Short Term Fixed Portfolio	—	(939)	(939)	—	(2,335)	(2,335)
Dimensional VA U.S. Large Value Portfolio	242	(380)	(138)	225	(244)	(19)
Dimensional VA U.S. Targeted Value	170	(304)	(134)	134	(143)	(9)
DWS Alternative Asset Allocation VIP A	—	(681)	(681)	—	(757)	(757)
DWS CROCI International VIP - Class A	1,394	(5,886)	(4,492)	115	(5,196)	(5,081)
DWS Global Income Builder VIP A	1,868	(4,821)	(2,953)	145	(1,807)	(1,662)
Eaton Vance VT Floating-Rate Income Fund Advisor Class[1]	454	(821)	(367)	367	(357)	10
Federated Hermes High Income Bond	83	(250)	(167)	565	(312)	253
Federated Hermes Managed Volatility II	29	(33)	(4)	17	(33)	(16)
Fidelity Contrafund	1,536	(3,355)	(1,819)	1,773	(3,839)	(2,066)
Fidelity Equity-Income	13	(236)	(223)	23	(71)	(48)
Fidelity Government Money Market Portfolio - Service Class II	3,152	(5,262)	(2,110)	53	(5,217)	(5,164)
Fidelity Growth	5	(1,290)	(1,285)	6	(201)	(195)
Fidelity Growth & Income	2	(445)	(443)	2	(81)	(79)
Fidelity Growth Opportunities	—	(111)	(111)	7	(2,198)	(2,191)
Fidelity Investment Grade Bond	191	(187)	4	214	(225)	(11)
Fidelity Mid Cap I	134	(133)	1	156	(171)	(15)
Fidelity Real Estate	122	(118)	4	139	(153)	(14)
Franklin Income VIP Fund - Class 1	124	(7)	117	662	(84)	578
Franklin Income VIP Fund - Class 2	48	(745)	(697)	52	(933)	(881)
Franklin Mutual Global Discovery VIP Fund - Class 1	2,184	(2,196)	(12)	2,221	(2,209)	12
Franklin Mutual Shares VIP Fund - Class 2	40	(169)	(129)	43	(232)	(189)
Franklin Rising Dividends VIP Fund - Class 1	93	(437)	(344)	109	(500)	(391)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
Franklin Small-Mid Cap Growth VIP Fund - Class 2	26	(278)	(252)	30	(366)	(336)
Franklin Strategic Income VIP Fund - Class 1	174	(261)	(87)	328	(1,069)	(741)
Franklin U.S. Government Securities VIP Fund - Class 1	5,472	(5,386)	86	5,133	(4,968)	165
Franklin U.S. Government Securities VIP Fund - Class 2	—	(44)	(44)	—	(140)	(140)
Invesco American Franchise Fund I	—	(341)	(341)	—	(109)	(109)
Invesco EQV International Equity II	27	(101)	(74)	30	(101)	(71)
Invesco Global Real Estate	24	(50)	(26)	25	(113)	(88)
Janus Henderson Flexible Bond	—	(97)	(97)	142	(284)	(142)
LVIP American Century Balanced Fund Standard Class II	59	(68)	(9)	62	(197)	(135)
LVIP American Century International Fund Standard Class II	242	(809)	(567)	105	(352)	(247)
LVIP American Century Mid Cap Value Fund Standard Class II1	—	(145)	(145)	—	—	—
LVIP American Century Value Fund Standard Class II	—	(224)	(224)	—	(262)	(262)
LVIP JPMorgan Mid Cap Value Fund - Standard Class	9	(201)	(192)	10	(58)	(48)
LVIP JPMorgan U.S. Equity Fund - Standard Class	—	(68)	(68)	—	(56)	(56)
Merger VL	—	(435)	(435)	—	(483)	(483)
MFS International Intrinsic Value Portfolio	89	(231)	(142)	109	(118)	(9)
MFS Utilities Series	2,104	(2,432)	(328)	2,423	(2,605)	(182)
Nomura VIP Small Cap Value Series - Standard Class[1]	110	(109)	1	127	(137)	(10)
PIMCO All Asset Institutional Class	1,311	(2,382)	(1,071)	1,071	(1,011)	60
PIMCO Dynamic Bond - Institutional Class[1]	—	—	—	2	(653)	(651)
PIMCO Emerging Markets Bond Institutional Class	2,454	(2,843)	(389)	2,377	(2,340)	37
PIMCO Real Return Institutional Class	—	(154)	(154)	—	—	—
PIMCO Total Return Institutional Class	195	(192)	3	219	(885)	(666)
Royce Capital Small-Cap	3,625	(3,561)	64	3,319	(3,294)	25
T. Rowe Price All-Cap Opportunities Portfolio	—	(65)	(65)	—	(57)	(57)
T. Rowe Price Blue Chip Growth	—	(233)	(233)	—	(226)	(226)
T. Rowe Price Equity Income Portfolio	—	(67)	(67)	—	(59)	(59)
T. Rowe Price Health Sciences Portfolio	1,242	(1,270)	(28)	1,098	(1,144)	(46)
T. Rowe Price International Stock Portfolio	—	(74)	(74)	—	(65)	(65)
Templeton Developing Markets VIP Fund - Class 2	—	(589)	(589)	57	(28)	29
Templeton Global Bond VIP Fund - Class 1	243	(238)	5	260	(273)	(13)
Templeton Growth VIP Fund - Class 2	23	(1,133)	(1,110)	89	(124)	(35)
Vanguard Balanced	170	(2,603)	(2,433)	369	(276)	93
Vanguard Capital Growth	—	—	—	—	(28)	(28)
Vanguard Equity Income	72	(1,685)	(1,613)	122	(942)	(820)
Vanguard Equity Index	1,629	(1,658)	(29)	1,753	(1,792)	(39)
Vanguard High Yield Bond	—	(39)	(39)	—	(39)	(39)
Vanguard International	—	(368)	(368)	—	(13)	(13)

Symetra Resource Variable Account B
Notes to Financial Statements

5.	CHANGES IN ACCUMULATION UNITS OUTSTANDING (continued)

	2025			2024
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]	Units Issued	Units Redeemed	Increase (Decrease) in Units[2]
Vanguard Real Estate Index	—	(2,178)	(2,178)	62	(145)	(83)
Vanguard Short Term Investment Grade	28,056	(5,210)	22,846	15,321	(5,008)	10,313
Vanguard Total Bond Market Index	1,137	(7,855)	(6,718)	913	(888)	25
Vanguard Total Stock Market Index	416	(2,675)	(2,259)	350	(2,308)	(1,958)
Victory Pioneer Bond VCT Portfolio Class I1	134	(2,317)	(2,183)	265	(1,864)	(1,599)
Victory Pioneer Equity Income VCT Portfolio Class II1	—	(943)	(943)	91	(109)	(18)
Victory Pioneer Fund VCT Portfolio Class I1	54	(13,650)	(13,596)	276	(12,728)	(12,452)
Victory Pioneer High Yield VCT Portfolio Class II1	—	(579)	(579)	75	—	75
Victory Pioneer Mid Cap Value VCT Portfolio Class I1	2,062	(4,931)	(2,869)	48	(3,102)	(3,054)
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1	25	(6,707)	(6,682)	112	(7,289)	(7,177)
Victory Pioneer Strategic Income VCT Portfolio Class I1	1,303	—	1,303	—	(621)	(621)
Victory Pioneer Strategic Income VCT Portfolio Class II1	—	(1,625)	(1,625)	100	(62)	38
VY JPMorgan Emerging Markets Equity Portfolio Initial	—	(37)	(37)	—	(39)	(39)

1 Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2 Funds with no changes in units in either period were not included in the table above.

Symetra Resource Variable Account B
Notes to Financial Statements

6.	ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts of the Symetra Resource Variable Account B, net investment income ratios and the expense ratios, excluding expenses of the underlying Mutual Funds, and total returns for each of the five years in the period ended December 31, 2025.

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
AB Discovery Value Portfolio - Class A
	2025	$34.109	to	$34.109	427	$14,560	0.86%	0.60%	to	0.60%	2.27%	to	2.27%
	2024	33.352	to	33.352	427	14,236	0.88	0.60	to	0.60	9.36	to	9.36
	2023	30.498	to	30.498	427	13,017	1.08	0.60	to	0.60	16.48	to	16.48
	2022	26.183	to	26.183	427	11,175	0.29	0.60	to	0.60	(16.13)	to	(16.13)
	2021	31.220	to	31.220	4,448	138,860	0.77	0.60	to	0.60	35.13	to	35.13
ALPS/Alerian Energy Infrastructure-Class I
	2025	20.331	to	20.331	42,895	872,086	4.87	0.60	to	0.60	4.46	to	4.46
	2024	19.463	to	19.463	42,895	834,852	4.53	0.60	to	0.60	40.18	to	40.18
	2023	13.884	to	13.884	42,895	595,543	3.59	0.60	to	0.60	13.57	to	13.57
	2022	12.225	to	12.225	43,203	528,170	3.63	0.60	to	0.60	17.13	to	17.13
	2021	10.437	to	10.437	83,572	872,226	3.26	0.60	to	0.60	37.42	to	37.42
American Funds IS Growth Fund
	2025	72.116	to	72.116	1,350	97,335	0.24	0.60	to	0.60	19.81	to	19.81
	2024	60.191	to	60.191	1,749	105,267	0.56	0.60	to	0.60	31.16	to	31.16
	2023	45.890	to	45.890	2,198	100,875	0.62	0.60	to	0.60	37.99	to	37.99
	2022	33.257	to	33.257	2,540	84,475	0.59	0.60	to	0.60	(30.18)	to	(30.18)
	2021	47.631	to	47.631	2,537	120,836	0.47	0.60	to	0.60	21.56	to	21.56
American Funds IS Growth-Income Fund
	2025	50.517	to	50.517	1,381	69,752	1.17	0.60	to	0.60	17.66	to	17.66
	2024	42.934	to	42.934	1,381	59,285	1.34	0.60	to	0.60	23.79	to	23.79
	2023	34.683	to	34.683	1,451	50,312	1.59	0.60	to	0.60	25.71	to	25.71
	2022	27.590	to	27.590	1,571	43,341	1.50	0.60	to	0.60	(16.79)	to	(16.79)
	2021	33.156	to	33.156	1,697	56,279	1.35	0.60	to	0.60	23.67	to	23.67
American Funds IS International Fund
	2025	20.457	to	20.457	923	18,876	1.63	0.60	to	0.60	26.29	to	26.29
	2024	16.199	to	16.199	923	14,948	1.44	0.60	to	0.60	2.77	to	2.77
	2023	15.762	to	15.762	923	14,545	1.57	0.60	to	0.60	15.43	to	15.43
	2022	13.655	to	13.655	923	12,601	2.01	0.60	to	0.60	(21.05)	to	(21.05)
	2021	17.295	to	17.295	923	15,959	0.82	0.60	to	0.60	(1.83)	to	(1.83)
American Funds IS New World Fund
	2025	22.699	to	22.699	659	14,959	1.40	0.60	to	0.60	27.84	to	27.84
	2024	17.756	to	17.756	659	11,700	1.64	0.60	to	0.60	6.21	to	6.21
	2023	16.718	to	16.718	659	11,017	1.71	0.60	to	0.60	15.53	to	15.53
	2022	14.471	to	14.471	659	9,535	1.59	0.60	to	0.60	(22.33)	to	(22.33)
	2021	18.631	to	18.631	659	12,277	0.92	0.60	to	0.60	4.53	to	4.53
BlackRock Capital Appreciation I
	2025	65.367	to	65.367	518	33,855	—	0.60	to	0.60	11.37	to	11.37
	2024	58.692	to	58.692	518	30,399	—	0.60	to	0.60	31.48	to	31.48
	2023	44.638	to	44.638	518	23,120	—	0.60	to	0.60	48.11	to	48.11

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
BlackRock Capital Appreciation I (continued)
	2022	$30.138	to	$30.138	690	$20,794	—%	0.60%	to	0.60%	(38.01)%	to	(38.01)%
	2021	48.617	to	48.617	690	33,542	—	0.60	to	0.60	20.43	to	20.43
BlackRock Global Allocation I
	2025	23.989	to	23.989	2,252	54,024	3.54	0.60	to	0.60	19.08	to	19.08
	2024	20.145	to	20.145	3,250	65,481	1.00	0.60	to	0.60	8.57	to	8.57
	2023	18.554	to	18.554	4,750	88,128	2.24	0.60	to	0.60	12.16	to	12.16
	2022	16.543	to	16.543	2,898	47,939	—	0.60	to	0.60	(16.37)	to	(16.37)
	2021	19.780	to	19.780	11,501	227,496	0.92	0.60	to	0.60	6.04	to	6.04
BlackRock High Yield I
	2025	20.154	to	20.154	2,314	46,631	6.73	0.60	to	0.60	8.53	to	8.53
	2024	18.57	to	18.57	1,470	27,297	6.97	0.60	to	0.60	7.61	to	7.61
	2023	17.256	to	17.256	2,470	42,624	6.56	0.60	to	0.60	12.51	to	12.51
	2022	15.337	to	15.337	3,026	46,394	5.17	0.60	to	0.60	(10.87)	to	(10.87)
	2021	17.208	to	17.208	7,170	123,380	4.51	0.60	to	0.60	4.69	to	4.69
BNY Mellon Appreciation
	2025	45.314	to	45.314	1,346	60,988	0.36	1.25	to	1.25	8.71	to	8.71
	2024	41.685	to	41.685	1,375	57,306	0.42	1.25	to	1.25	11.40	to	11.40
	2023	37.420	to	37.420	1,401	52,428	0.72	1.25	to	1.25	19.47	to	19.47
	2022	31.322	to	31.322	1,423	44,571	0.67	1.25	to	1.25	(19.08)	to	(19.08)
	2021	38.707	to	38.707	1,541	59,629	0.44	1.25	to	1.25	25.55	to	25.55
BNY Mellon Midcap Stock
	2025	47.820	to	47.820	3,924	187,658	0.72	1.25	to	1.25	8.70	to	8.70
	2024	43.991	to	43.991	4,569	200,997	0.83	1.25	to	1.25	11.21	to	11.21
	2023	39.557	to	39.557	4,920	194,640	0.78	1.25	to	1.25	16.85	to	16.85
	2022	33.854	to	33.854	5,078	171,912	0.72	1.25	to	1.25	(15.14)	to	(15.14)
	2021	39.896	to	39.896	5,296	211,278	0.70	1.25	to	1.25	24.32	to	24.32
BNY Mellon Stock Index
	2025	77.533	to	77.533	2,035	157,791	0.77	1.25	to	1.25	15.78	to	15.78
	2024	66.964	to	66.964	2,488	166,619	0.91	1.25	to	1.25	22.79	to	22.79
	2023	54.534	to	54.534	3,004	163,848	1.18	1.25	to	1.25	24.05	to	24.05
	2022	43.962	to	43.962	3,630	159,592	1.09	1.25	to	1.25	(19.54)	to	(19.54)
	2021	54.635	to	54.635	3,719	203,211	0.81	1.25	to	1.25	26.53	to	26.53
BNY Mellon Sustainable U.S. Equity
	2025	34.695	to	34.695	3,481	120,773	0.25	1.25	to	1.25	14.53	to	14.53
	2024	30.294	to	30.294	3,489	105,701	0.52	1.25	to	1.25	23.33	to	23.33
	2023	24.563	to	24.563	3,497	85,908	0.72	1.25	to	1.25	22.29	to	22.29
	2022	20.086	to	20.086	3,506	70,420	0.52	1.25	to	1.25	(23.83)	to	(23.83)
	2021	26.370	to	26.370	3,515	92,682	0.74	1.25	to	1.25	25.42	to	25.42
BNY Mellon Technology Growth
	2025	34.647	to	34.647	545	18,897	—	1.25	to	1.25	26.57	to	26.57
	2024	27.374	to	27.374	545	14,931	—	1.25	to	1.25	24.17	to	24.17
	2023	22.045	to	22.045	545	12,024	—	1.25	to	1.25	57.44	to	57.44
	2022	14.002	to	14.002	545	7,638	—	1.25	to	1.25	(47.05)	to	(47.05)
	2021	26.445	to	26.445	556	14,696	—	1.25	to	1.25	11.53	to	11.53

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Columbia Income Opportunities
	2025	$18.548	to	$18.548	5,084	$94,298	2.01%	0.60%	to	0.60%	8.13%	to	8.13%
	2024	17.153	to	17.153	5,084	87,205	5.62	0.60	to	0.60	5.27	to	5.27
	2023	16.295	to	16.295	5,084	82,844	5.18	0.60	to	0.60	10.90	to	10.90
	2022	14.694	to	14.694	5,084	74,705	5.39	0.60	to	0.60	(10.55)	to	(10.55)
	2021	16.427	to	16.427	5,084	83,514	9.10	0.60	to	0.60	3.88	to	3.88
Columbia VP Overseas Core Fund - Class 1
	2025	26.949	to	26.949	29	791	2.07	0.60	to	0.60	37.44	to	37.44
	2024	19.608	to	19.608	33	642	5.13	0.60	to	0.60	2.83	to	2.83
	2023	19.069	to	19.069	44	844	1.91	0.60	to	0.60	14.95	to	14.95
	2022	16.589	to	16.589	48	798	0.79	0.60	to	0.60	(15.18)	to	(15.18)
	2021	19.559	to	19.559	42	826	1.26	0.60	to	0.60	9.30	to	9.30
Columbia VP Select Mid Cap Growth Fund - Class 1
	2025	45.183	to	45.183	4,938	223,135	—	0.60	to	0.60	14.45	to	14.45
	2024	39.478	to	39.478	4,938	194,962	—	0.60	to	0.60	22.93	to	22.93
	2023	32.114	to	32.114	4,938	158,593	—	0.60	to	0.60	24.50	to	24.50
	2022	25.795	to	25.795	4,938	127,389	—	0.60	to	0.60	(31.25)	to	(31.25)
	2021	37.519	to	37.519	4,938	185,287	—	0.60	to	0.60	15.87	to	15.87
Dimensional VA Global Bond
	2025	11.734	to	11.734	1,419	16,651	2.80	0.60	to	0.60	3.73	to	3.73
	2024	11.312	to	11.312	2,788	31,540	4.77	0.60	to	0.60	4.75	to	4.75
	2023	10.799	to	10.799	3,043	32,860	3.62	0.60	to	0.60	4.42	to	4.42
	2022	10.342	to	10.342	3,448	35,656	1.61	0.60	to	0.60	(6.89)	to	(6.89)
	2021	11.107	to	11.107	3,363	37,353	0.27	0.60	to	0.60	(1.64)	to	(1.64)
Dimensional VA International Small Portfolio
	2025	31.429	to	31.429	797	25,033	2.93	0.60	to	0.60	36.17	to	36.17
	2024	23.081	to	23.081	1,144	26,398	3.47	0.60	to	0.60	3.19	to	3.19
	2023	22.367	to	22.367	1,140	25,508	3.20	0.60	to	0.60	13.43	to	13.43
	2022	19.719	to	19.719	1,127	22,228	1.48	0.60	to	0.60	(18.13)	to	(18.13)
	2021	24.087	to	24.087	2,172	52,316	0.66	0.60	to	0.60	13.88	to	13.88
Dimensional VA International Value Portfolio
	2025	31.276	to	31.276	913	28,563	3.45	0.60	to	0.60	44.77	to	44.77
	2024	21.604	to	21.604	1,604	34,662	3.98	0.60	to	0.60	5.98	to	5.98
	2023	20.385	to	20.385	1,645	33,535	4.85	0.60	to	0.60	17.16	to	17.16
	2022	17.400	to	17.400	1,667	29,000	3.95	0.60	to	0.60	(4.04)	to	(4.04)
	2021	18.132	to	18.132	1,690	30,639	0.66	0.60	to	0.60	17.41	to	17.41
Dimensional VA Short Term Fixed Portfolio
	2025	11.329	to	11.329	25,403	287,768	4.13	0.60	to	0.60	3.71	to	3.71
	2024	10.924	to	10.924	26,342	287,736	4.79	0.60	to	0.60	4.86	to	4.86
	2023	10.418	to	10.418	28,677	298,759	3.86	0.60	to	0.60	4.35	to	4.35
	2022	9.984	to	9.984	29,052	290,038	1.37	0.60	to	0.60	(1.74)	to	(1.74)
	2021	10.161	to	10.161	27,677	281,223	—	0.60	to	0.60	(0.79)	to	(0.79)
Dimensional VA U.S. Large Value Portfolio
	2025	42.808	to	42.808	10,356	443,327	1.95	0.60	to	0.60	15.13	to	15.13
	2024	37.181	to	37.181	10,495	390,193	2.09	0.60	to	0.60	12.70	to	12.70

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Dimensional VA U.S. Large Value Portfolio[1] (continued)
	2023	$32.991	to	$32.991	10,513	$346,834	2.32%	0.60%	to	0.60%	10.26%	to	10.26%
	2022	29.921	to	29.921	10,509	314,434	1.86	0.60	to	0.60	(5.44)	to	(5.44)
	2021	31.644	to	31.644	20,775	657,397	1.17	0.60	to	0.60	26.28	to	26.28
Dimensional VA U.S. Targeted Value
	2025	43.313	to	43.313	6,490	281,112	1.86	0.60	to	0.60	8.29	to	8.29
	2024	39.996	to	39.996	6,624	264,925	1.44	0.60	to	0.60	7.49	to	7.49
	2023	37.210	to	37.210	6,632	246,791	1.60	0.60	to	0.60	19.32	to	19.32
	2022	31.186	to	31.186	6,752	210,556	1.00	0.60	to	0.60	(4.78)	to	(4.78)
	2021	32.753	to	32.753	13,243	433,756	0.95	0.60	to	0.60	38.84	to	38.84
DWS Alternative Asset Allocation VIP A
	2025	14.229	to	14.229	1,856	26,409	4.25	0.60	to	0.60	9.83	to	9.83
	2024	12.955	to	12.955	2,537	32,866	3.74	0.60	to	0.60	5.00	to	5.00
	2023	12.338	to	12.338	3,294	40,643	6.76	0.60	to	0.60	5.55	to	5.55
	2022	11.689	to	11.689	3,876	45,307	7.44	0.60	to	0.60	(7.98)	to	(7.98)
	2021	12.702	to	12.702	3,876	49,232	2.02	0.60	to	0.60	12.07	to	12.07
DWS CROCI International VIP - Class A
	2025	31.254	to	31.254	38,118	1,191,343	2.71	1.25	to	1.25	43.10	to	43.10
	2024	21.840	to	21.840	42,610	930,609	3.35	1.25	to	1.25	1.17	to	1.17
	2023	21.587	to	21.587	47,690	1,029,488	3.36	1.25	to	1.25	17.47	to	17.47
	2022	18.376	to	18.376	53,157	976,823	3.29	1.25	to	1.25	(14.26)	to	(14.26)
	2021	21.433	to	21.433	58,547	1,254,864	2.40	1.25	to	1.25	7.88	to	7.88
DWS Global Income Builder VIP A
	2025	54.857	to	54.857	40,629	2,228,799	4.52	1.25	to	1.25	14.36	to	14.36
	2024	47.969	to	47.969	43,583	2,090,596	3.46	1.25	to	1.25	7.74	to	7.74
	2023	44.523	to	44.523	45,245	2,014,443	3.19	1.25	to	1.25	13.47	to	13.47
	2022	39.238	to	39.238	48,850	1,916,768	3.01	1.25	to	1.25	(16.04)	to	(16.04)
	2021	46.732	to	46.732	55,441	2,590,854	2.35	1.25	to	1.25	9.58	to	9.58
Eaton Vance VT Floating-Rate Income Fund Advisor Class[1]
	2025	14.666	to	14.666	—	—	4.54	0.60	to	0.60	3.71	to	3.71
	2024	14.141	to	14.141	367	5,196	8.14	0.60	to	0.60	7.17	to	7.17
	2023	13.195	to	13.195	357	4,710	8.45	0.60	to	0.60	10.82	to	10.82
	2022	11.907	to	11.907	382	4,542	4.88	0.60	to	0.60	(2.95)	to	(2.95)
	2021	12.269	to	12.269	375	4,597	3.12	0.60	to	0.60	3.12	to	3.12
Federated Hermes High Income Bond
	2025	39.002	to	39.002	2,135	83,266	5.99	1.25	to	1.25	6.89	to	6.89
	2024	36.489	to	36.489	2,302	83,983	5.02	1.25	to	1.25	4.94	to	4.94
	2023	34.771	to	34.771	2,048	71,227	5.91	1.25	to	1.25	11.32	to	11.32
	2022	31.235	to	31.235	2,228	69,605	5.65	1.25	to	1.25	(12.87)	to	(12.87)
	2021	35.850	to	35.850	2,530	90,705	4.94	1.25	to	1.25	3.54	to	3.54
Federated Hermes Managed Volatility II
	2025	38.740	to	38.740	451	17,474	2.81	1.25	to	1.25	5.71	to	5.71
	2024	36.649	to	36.649	455	16,662	2.16	1.25	to	1.25	14.11	to	14.11
	2023	32.116	to	32.116	471	15,122	1.86	1.25	to	1.25	7.34	to	7.34

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Federated Hermes Managed Volatility II (continued)
	2022	$29.921	to	$29.921	493	$14,744	1.91%	1.25%	to	1.25%	(14.83)%	to	(14.83)%
	2021	35.129	to	35.129	547	19,204	1.75	1.25	to	1.25	17.04	to	17.04
Fidelity Contrafund
	2025	63.635	to	113.075	24,909	1,906,234	0.14	0.60	to	1.25	20.75	to	19.97
	2024	52.698	to	94.250	26,728	1,736,136	0.19	0.60	to	1.25	32.99	to	32.12
	2023	39.627	to	71.336	28,795	1,452,919	0.49	0.60	to	1.25	32.66	to	31.80
	2022	29.872	to	54.125	31,240	1,197,538	0.48	0.60	to	1.25	(26.75)	to	(27.23)
	2021	40.783	to	74.375	37,986	1,946,034	0.06	0.60	to	1.25	27.07	to	26.25
Fidelity Energy
	2025	19.395	to	19.395	7,006	135,870	2.21	0.60	to	0.60	9.92	to	9.92
	2024	17.644	to	17.644	7,006	123,604	2.28	0.60	to	0.60	3.67	to	3.67
	2023	17.019	to	17.019	7,006	119,229	2.69	0.60	to	0.60	0.38	to	0.38
	2022	16.955	to	16.955	7,006	118,775	2.32	0.60	to	0.60	62.22	to	62.22
	2021	10.452	to	10.452	13,598	142,135	2.55	0.60	to	0.60	54.41	to	54.41
Fidelity Equity-Income
	2025	56.301	to	56.301	3,269	184,031	1.82	1.25	to	1.25	17.54	to	17.54
	2024	47.898	to	47.898	3,492	167,261	1.80	1.25	to	1.25	13.91	to	13.91
	2023	42.050	to	42.050	3,540	148,861	1.96	1.25	to	1.25	9.28	to	9.28
	2022	38.480	to	38.480	3,592	138,222	1.83	1.25	to	1.25	(6.14)	to	(6.14)
	2021	40.996	to	40.996	3,943	161,633	1.92	1.25	to	1.25	23.34	to	23.34
Fidelity Financials Portfolio - Initial Class
	2025	52.558	to	52.558	14,473	760,655	1.76	0.60	to	0.60	14.49	to	14.49
	2024	45.906	to	45.906	14,473	664,391	1.79	0.60	to	0.60	31.93	to	31.93
	2023	34.796	to	34.796	14,473	503,596	2.76	0.60	to	0.60	14.05	to	14.05
	2022	30.510	to	30.510	14,473	441,570	1.72	0.60	to	0.60	(8.88)	to	(8.88)
	2021	33.483	to	33.483	28,093	940,643	1.67	0.60	to	0.60	32.40	to	32.40
Fidelity Government Money Market Portfolio - Initial Class
	2025	11.528	to	11.528	10,970	126,459	4.06	0.60	to	0.60	3.51	to	3.51
	2024	11.137	to	11.137	10,970	122,168	4.98	0.60	to	0.60	4.47	to	4.47
	2023	10.660	to	10.660	10,970	116,940	4.75	0.60	to	0.60	4.26	to	4.26
	2022	10.224	to	10.224	14,114	144,300	1.56	0.60	to	0.60	0.83	to	0.83
	2021	10.140	to	10.140	10,987	111,409	0.01	0.60	to	0.60	(0.59)	to	(0.59)
Fidelity Government Money Market Portfolio - Service Class II
	2025	10.759	to	10.759	12,824	137,969	3.81	1.25	to	1.25	2.57	to	2.57
	2024	10.489	to	10.489	14,934	156,638	4.76	1.25	to	1.25	3.53	to	3.53
	2023	10.131	to	10.131	20,099	203,623	4.54	1.25	to	1.25	3.34	to	3.34
	2022	9.804	to	9.804	20,486	200,838	1.41	1.25	to	1.25	0.01	to	0.01
	2021	9.803	to	9.803	12,312	120,698	0.01	1.25	to	1.25	(1.24)	to	(1.24)
Fidelity Growth
	2025	55.694	to	55.694	10,099	562,463	0.29	1.25	to	1.25	13.47	to	13.47
	2024	49.081	to	49.081	11,384	558,742	—	1.25	to	1.25	28.76	to	28.76
	2023	38.118	to	38.118	11,579	441,408	0.13	1.25	to	1.25	34.55	to	34.55
	2022	28.330	to	28.330	11,782	333,812	0.61	1.25	to	1.25	(25.39)	to	(25.39)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Fidelity Growth (continued)
	2021	$37.972	to	$37.972	12,090	$459,104	—%	1.25%	to	1.25%	21.68%	to	21.68%
Fidelity Growth & Income
	2025	53.962	to	53.962	821	44,298	1.35	1.25	to	1.25	19.99	to	19.99
	2024	44.971	to	44.971	1,264	56,848	1.44	1.25	to	1.25	20.69	to	20.69
	2023	37.262	to	37.262	1,343	50,054	1.63	1.25	to	1.25	17.25	to	17.25
	2022	31.780	to	31.780	1,473	46,825	1.58	1.25	to	1.25	(6.13)	to	(6.13)
	2021	33.855	to	33.855	1,607	54,396	1.77	1.25	to	1.25	24.39	to	24.39
Fidelity Growth Opportunities
	2025	91.199	to	91.199	2,894	263,893	—	1.25	to	1.25	20.43	to	20.43
	2024	75.725	to	75.725	3,004	227,498	—	1.25	to	1.25	37.16	to	37.16
	2023	55.211	to	55.211	5,195	286,842	—	1.25	to	1.25	43.85	to	43.85
	2022	38.381	to	38.381	5,418	207,940	—	1.25	to	1.25	(38.92)	to	(38.92)
	2021	62.836	to	62.836	9,106	572,184	—	1.25	to	1.25	10.55	to	10.55
Fidelity Investment Grade Bond
	2025	12.761	to	12.761	50	632	3.70	0.60	to	0.60	6.59	to	6.59
	2024	11.972	to	11.972	46	551	3.30	0.60	to	0.60	1.17	to	1.17
	2023	11.833	to	11.833	58	680	0.68	0.60	to	0.60	5.57	to	5.57
	2022	11.209	to	11.209	685	7,676	1.01	0.60	to	0.60	(13.48)	to	(13.48)
	2021	12.955	to	12.955	3,215	41,648	2.05	0.60	to	0.60	(1.20)	to	(1.20)
Fidelity Mid Cap I
	2025	39.047	to	39.047	34	1,314	0.45	0.60	to	0.60	11.09	to	11.09
	2024	35.150	to	35.150	33	1,139	0.49	0.60	to	0.60	16.78	to	16.78
	2023	30.099	to	30.099	47	1,422	0.62	0.60	to	0.60	14.39	to	14.39
	2022	26.312	to	26.312	47	1,240	0.50	0.60	to	0.60	(15.25)	to	(15.25)
	2021	31.048	to	31.048	47	1,464	0.61	0.60	to	0.60	24.85	to	24.85
Fidelity Real Estate
	2025	19.656	to	19.656	274	5,383	2.06	0.60	to	0.60	2.49	to	2.49
	2024	19.179	to	19.179	270	5,158	4.11	0.60	to	0.60	5.88	to	5.88
	2023	18.114	to	18.114	284	5,141	2.49	0.60	to	0.60	10.53	to	10.53
	2022	16.389	to	16.389	278	4,559	1.34	0.60	to	0.60	(27.94)	to	(27.94)
	2021	22.745	to	22.745	276	6,299	1.17	0.60	to	0.60	38.16	to	38.16
Fidelity Strategic Income
	2025	15.814	to	15.814	5,038	79,667	3.88	0.60	to	0.60	8.20	to	8.20
	2024	14.616	to	14.616	5,038	73,631	3.72	0.60	to	0.60	5.44	to	5.44
	2023	13.862	to	13.862	5,038	69,834	4.57	0.60	to	0.60	8.76	to	8.76
	2022	12.746	to	12.746	5,038	64,210	3.70	0.60	to	0.60	(11.79)	to	(11.79)
	2021	14.449	to	14.449	5,038	72,792	2.53	0.60	to	0.60	3.12	to	3.12
Franklin Income VIP Fund - Class 1
	2025	20.748	to	20.748	776	16,109	4.89	0.60	to	0.60	12.20	to	12.20
	2024	18.492	to	18.492	659	12,187	7.04	0.60	to	0.60	6.81	to	6.81
	2023	17.313	to	17.313	81	1,404	5.37	0.60	to	0.60	8.23	to	8.23
	2022	15.997	to	15.997	221	3,535	5.05	0.60	to	0.60	(5.81)	to	(5.81)
	2021	16.983	to	16.983	368	6,251	4.76	0.60	to	0.60	16.31	to	16.31

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin Income VIP Fund - Class 2
	2025	$27.324	to	$27.324	3,595	$98,231	5.07%	1.25%	to	1.25%	11.16%	to	11.16%
	2024	24.581	to	24.581	4,292	105,509	5.18	1.25	to	1.25	5.87	to	5.87
	2023	23.219	to	23.219	5,173	120,111	5.01	1.25	to	1.25	7.28	to	7.28
	2022	21.644	to	21.644	6,126	132,587	4.97	1.25	to	1.25	(6.65)	to	(6.65)
	2021	23.185	to	23.185	7,069	163,891	4.67	1.25	to	1.25	15.30	to	15.30
Franklin Mutual Global Discovery VIP Fund - Class 1
	2025	31.087	to	31.087	549	17,077	2.08	0.60	to	0.60	22.88	to	22.88
	2024	25.299	to	25.299	561	14,197	1.96	0.60	to	0.60	4.35	to	4.35
	2023	24.244	to	24.244	549	13,319	2.66	0.60	to	0.60	19.83	to	19.83
	2022	20.232	to	20.232	578	11,688	1.68	0.60	to	0.60	(5.09)	to	(5.09)
	2021	21.317	to	21.317	608	12,950	2.45	0.60	to	0.60	18.72	to	18.72
Franklin Mutual Shares VIP Fund - Class 1
	2025	28.531	to	28.531	9,116	260,101	2.28	0.60	to	0.60	11.15	to	11.15
	2024	25.670	to	25.670	9,116	234,020	2.20	0.60	to	0.60	10.82	to	10.82
	2023	23.163	to	23.163	9,116	211,164	2.14	0.60	to	0.60	13.05	to	13.05
	2022	20.489	to	20.489	9,116	186,788	1.51	0.60	to	0.60	(7.71)	to	(7.71)
	2021	22.201	to	22.201	21,873	485,600	3.36	0.60	to	0.60	18.81	to	18.81
Franklin Mutual Shares VIP Fund - Class 2
	2025	32.690	to	32.690	4,240	138,594	2.05	1.25	to	1.25	10.13	to	10.13
	2024	29.682	to	29.682	4,369	129,672	2.00	1.25	to	1.25	9.88	to	9.88
	2023	27.012	to	27.012	4,558	123,128	1.89	1.25	to	1.25	12.06	to	12.06
	2022	24.106	to	24.106	4,708	113,493	1.83	1.25	to	1.25	(8.58)	to	(8.58)
	2021	26.368	to	26.368	4,955	130,654	2.90	1.25	to	1.25	17.69	to	17.69
Franklin Rising Dividends VIP Fund - Class 1
	2025	43.470	to	43.470	7,522	326,996	1.01	0.60	to	0.60	11.38	to	11.38
	2024	39.028	to	39.028	7,866	307,006	1.19	0.60	to	0.60	10.37	to	10.37
	2023	35.361	to	35.361	8,257	291,987	1.11	0.60	to	0.60	11.72	to	11.72
	2022	31.651	to	31.651	8,761	277,306	0.87	0.60	to	0.60	(10.88)	to	(10.88)
	2021	35.515	to	35.515	15,639	555,416	1.09	0.60	to	0.60	26.34	to	26.34
Franklin Small-Mid Cap Growth VIP Fund - Class 2
	2025	29.905	to	29.905	2,698	80,704	—	1.25	to	1.25	1.24	to	1.24
	2024	29.538	to	29.538	2,950	87,157	—	1.25	to	1.25	9.65	to	9.65
	2023	26.938	to	26.938	3,287	88,546	—	1.25	to	1.25	25.16	to	25.16
	2022	21.522	to	21.522	4,150	89,333	—	1.25	to	1.25	(34.51)	to	(34.51)
	2021	32.865	to	32.865	5,551	182,443	—	1.25	to	1.25	8.65	to	8.65
Franklin Strategic Income VIP Fund - Class 1
	2025	14.144	to	14.144	15,869	224,454	4.87	0.60	to	0.60	6.78	to	6.78
	2024	13.246	to	13.246	15,956	211,356	4.50	0.60	to	0.60	3.70	to	3.70
	2023	12.774	to	12.774	16,697	213,287	4.67	0.60	to	0.60	7.72	to	7.72
	2022	11.858	to	11.858	16,879	200,156	4.38	0.60	to	0.60	(11.00)	to	(11.00)
	2021	13.323	to	13.323	17,052	227,177	3.54	0.60	to	0.60	1.67	to	1.67
Franklin U.S. Government Securities VIP Fund - Class 1
	2025	10.919	to	10.919	1,431	15,619	3.31	0.60	to	0.60	6.37	to	6.37
	2024	10.265	to	10.265	1,344	13,798	3.28	0.60	to	0.60	0.88	to	0.88

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Franklin U.S. Government Securities VIP Fund - Class 1 (continued)
	2023	$10.175	to	$10.175	1,179	$11,993	2.44%	0.60%	to	0.60%	4.13%	to	4.13%
	2022	9.771	to	9.771	1,776	17,357	2.76	0.60	to	0.60	(10.04)	to	(10.04)
	2021	10.861	to	10.861	4,568	49,611	2.64	0.60	to	0.60	(2.21)	to	(2.21)
Franklin U.S. Government Securities VIP Fund - Class 2
	2025	16.117	to	16.117	2,377	38,310	3.29	1.25	to	1.25	5.37	to	5.37
	2024	15.296	to	15.296	2,421	37,031	3.07	1.25	to	1.25	0.10	to	0.10
	2023	15.281	to	15.281	2,561	39,128	2.71	1.25	to	1.25	3.17	to	3.17
	2022	14.811	to	14.811	2,617	38,756	2.45	1.25	to	1.25	(10.87)	to	(10.87)
	2021	16.618	to	16.618	3,298	54,803	2.78	1.25	to	1.25	(3.05)	to	(3.05)
Invesco American Franchise Fund I
	2025	46.458	to	46.458	4,338	201,522	—	1.25	to	1.25	10.28	to	10.28
	2024	42.128	to	42.128	4,679	197,102	—	1.25	to	1.25	33.20	to	33.20
	2023	31.627	to	31.627	4,788	151,414	—	1.25	to	1.25	39.18	to	39.18
	2022	22.723	to	22.723	4,900	111,346	—	1.25	to	1.25	(31.97)	to	(31.97)
	2021	33.401	to	33.401	5,053	168,783	—	1.25	to	1.25	10.54	to	10.54
Invesco EQV International Equity I
	2025	22.366	to	22.366	9,496	212,391	1.45	0.60	to	0.60	15.80	to	15.80
	2024	19.314	to	19.314	9,496	183,408	1.77	0.60	to	0.60	0.01	to	0.01
	2023	19.312	to	19.312	9,496	183,389	0.20	0.60	to	0.60	17.44	to	17.44
	2022	16.444	to	16.444	9,862	162,162	1.74	0.60	to	0.60	(18.80)	to	(18.80)
	2021	20.250	to	20.250	9,862	199,692	1.28	0.60	to	0.60	5.25	to	5.25
Invesco EQV International Equity II
	2025	21.224	to	21.224	2,447	51,930	1.21	1.25	to	1.25	14.79	to	14.79
	2024	18.490	to	18.490	2,521	46,612	1.56	1.25	to	1.25	(0.91)	to	(0.91)
	2023	18.660	to	18.660	2,592	48,369	—	1.25	to	1.25	16.41	to	16.41
	2022	16.030	to	16.030	2,734	43,833	1.16	1.25	to	1.25	(19.52)	to	(19.52)
	2021	19.917	to	19.917	3,839	76,463	1.08	1.25	to	1.25	4.29	to	4.29
Invesco Global Real Estate
	2025	15.700	to	36.895	1,809	66,727	2.05	0.60	to	1.25	7.20	to	6.51
	2024	14.645	to	34.640	1,834	63,557	2.54	0.60	to	1.25	(2.39)	to	(3.03)
	2023	15.004	to	35.722	1,923	68,700	1.50	0.60	to	1.25	8.40	to	7.70
	2022	13.841	to	33.169	2,150	67,468	2.04	0.60	to	1.25	(25.39)	to	(25.87)
	2021	18.550	to	44.742	7,487	191,009	2.05	0.60	to	1.25	24.96	to	24.15
Janus Henderson Enterprise Portfolio[1]
	2025	51.738	to	51.738	—	—	—	0.60	to	0.60	7.03	to	7.03
	2024	48.341	to	48.341	—	—	—	0.60	to	0.60	14.91	to	14.91
	2023	42.069	to	42.069	—	—	—	0.60	to	0.60	17.37	to	17.37
	2022	35.844	to	35.844	407	14,608	0.20	0.60	to	0.60	(16.44)	to	(16.44)
	2021	42.897	to	42.897	407	17,480	0.35	0.60	to	0.60	16.13	to	16.13
Janus Henderson Flexible Bond
	2025	12.610	to	12.610	17,640	222,432	5.29	0.60	to	0.60	6.76	to	6.76
	2024	11.812	to	11.812	17,737	209,499	4.94	0.60	to	0.60	1.35	to	1.35
	2023	11.655	to	11.655	17,879	208,383	4.28	0.60	to	0.60	4.88	to	4.88

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Janus Henderson Flexible Bond (continued)
	2022	$11.113	to	$11.113	18,080	$200,927	2.49%	0.60%	to	0.60%	(14.18)%	to	(14.18)%
	2021	12.949	to	12.949	18,267	236,529	1.83	0.60	to	0.60	(1.49)	to	(1.49)
Janus Henderson Mid Cap Value Portfolio
	2025	30.423	to	30.423	137	4,161	—	0.60	to	0.60	5.86	to	5.86
	2024	28.739	to	28.739	137	3,930	0.98	0.60	to	0.60	12.42	to	12.42
	2023	25.563	to	25.563	137	3,496	1.13	0.60	to	0.60	10.73	to	10.73
	2022	23.085	to	23.085	137	3,155	0.13	0.60	to	0.60	(6.12)	to	(6.12)
	2021	24.591	to	24.591	4,405	108,334	0.45	0.60	to	0.60	19.01	to	19.01
LVIP American Century Balanced Fund Standard Class II
	2025	32.523	to	32.523	4,374	142,244	1.90	1.25	to	1.25	8.25	to	8.25
	2024	30.043	to	30.043	4,383	131,674	2.06	1.25	to	1.25	10.67	to	10.67
	2023	27.147	to	27.147	4,518	122,648	1.94	1.25	to	1.25	14.97	to	14.97
	2022	23.613	to	23.613	4,574	107,999	1.20	1.25	to	1.25	(18.29)	to	(18.29)
	2021	28.900	to	28.900	4,834	139,711	0.71	1.25	to	1.25	14.33	to	14.33
LVIP American Century International Fund Standard Class II
	2025	20.249	to	20.249	11,672	236,340	1.22	1.25	to	1.25	14.54	to	14.54
	2024	17.678	to	17.678	12,239	216,356	1.61	1.25	to	1.25	1.32	to	1.32
	2023	17.447	to	17.447	12,486	217,840	1.37	1.25	to	1.25	11.18	to	11.18
	2022	15.693	to	15.693	12,876	202,066	1.46	1.25	to	1.25	(25.69)	to	(25.69)
	2021	21.118	to	21.118	13,380	282,551	0.16	1.25	to	1.25	7.40	to	7.40
LVIP American Century Mid Cap Value Fund Standard Class II1
	2025	36.380	to	36.380	—	—	—	0.60	to	0.60	8.34	to	8.34
	2024	33.579	to	33.579	145	4,870	2.58	0.60	to	0.60	8.07	to	8.07
	2023	31.071	to	31.071	145	4,506	2.36	0.60	to	0.60	5.50	to	5.50
	2022	29.451	to	29.451	483	14,235	2.29	0.60	to	0.60	(1.78)	to	(1.78)
	2021	29.985	to	29.985	967	28,990	1.17	0.60	to	0.60	22.47	to	22.47
LVIP American Century Value Fund Standard Class II
	2025	38.199	to	49.744	10,617	417,987	1.67	0.60	to	1.25	15.32	to	14.58
	2024	33.123	to	43.414	10,841	372,445	2.97	0.60	to	1.25	8.82	to	8.11
	2023	30.438	to	40.156	11,102	353,096	2.39	0.60	to	1.25	8.45	to	7.75
	2022	28.067	to	37.269	11,427	338,086	1.99	0.60	to	1.25	(0.06)	to	(0.70)
	2021	28.083	to	37.533	20,650	601,605	1.73	0.60	to	1.25	23.76	to	22.96
LVIP JPMorgan Mid Cap Value Fund - Standard Class
	2025	34.828	to	65.315	7,307	325,978	1.13	0.60	to	1.25	4.09	to	3.41
	2024	33.460	to	63.159	7,499	321,950	1.27	0.60	to	1.25	13.60	to	12.86
	2023	29.455	to	55.963	7,548	286,989	3.18	0.60	to	1.25	10.25	to	9.54
	2022	26.717	to	51.089	8,123	277,729	0.96	0.60	to	1.25	(8.71)	to	(9.30)
	2021	29.265	to	56.326	8,763	328,035	0.99	0.60	to	1.25	29.11	to	28.27
LVIP JPMorgan U.S. Equity Fund - Standard Class
	2025	52.189	to	52.189	1,216	63,473	0.46	1.25	to	1.25	13.12	to	13.12
	2024	46.137	to	46.137	1,284	59,247	0.52	1.25	to	1.25	22.44	to	22.44
	2023	37.682	to	37.682	1,340	50,484	1.56	1.25	to	1.25	25.59	to	25.59
	2022	30.005	to	30.005	1,399	41,981	0.53	1.25	to	1.25	(19.70)	to	(19.70)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
LVIP JPMorgan U.S. Equity Fund - Standard Class (continued)
	2021	$37.367	to	$37.367	1,475	$55,123	0.73%	1.25%	to	1.25%	27.74%	to	27.74%
LVIP Nomura SMID Cap Core[1]
	2025	37.393	to	37.393	4,937	184,600	0.58	0.60	to	0.60	8.20	to	8.20
	2024	34.559	to	34.559	4,937	170,607	0.62	0.60	to	0.60	14.04	to	14.04
	2023	30.305	to	30.305	4,937	149,604	1.14	0.60	to	0.60	15.76	to	15.76
	2022	26.179	to	26.179	4,937	129,239	0.46	0.60	to	0.60	(14.25)	to	(14.25)
	2021	30.528	to	30.528	4,937	150,709	0.97	0.60	to	0.60	22.44	to	22.44
Merger VL
	2025	14.776	to	14.776	1,185	17,513	3.83	0.60	to	0.60	7.99	to	7.99
	2024	13.683	to	13.683	1,620	22,171	1.50	0.60	to	0.60	2.81	to	2.81
	2023	13.309	to	13.309	2,104	27,996	1.78	0.60	to	0.60	3.72	to	3.72
	2022	12.832	to	12.832	2,475	31,762	1.55	0.60	to	0.60	0.28	to	0.28
	2021	12.796	to	12.796	2,475	31,660	—	0.60	to	0.60	0.48	to	0.48
MFS Growth Series[1]
	2025	68.021	to	68.021	—	—	—	0.60	to	0.60	11.52	to	11.52
	2024	60.992	to	60.992	—	—	—	0.60	to	0.60	30.67	to	30.67
	2023	46.675	to	46.675	—	—	—	0.60	to	0.60	35.05	to	35.05
	2022	34.560	to	34.560	—	—	—	0.60	to	0.60	(32.04)	to	(32.04)
	2021	50.857	to	50.857	4,263	216,795	—	0.60	to	0.60	22.80	to	22.80
MFS International Growth Portfolio
	2025	29.583	to	29.583	104	3,082	0.92	0.60	to	0.60	20.39	to	20.39
	2024	24.572	to	24.572	104	2,561	0.98	0.60	to	0.60	8.34	to	8.34
	2023	22.680	to	22.680	104	2,364	1.39	0.60	to	0.60	14.03	to	14.03
	2022	19.889	to	19.889	376	7,470	0.61	0.60	to	0.60	(15.46)	to	(15.46)
	2021	23.526	to	23.526	376	8,835	0.51	0.60	to	0.60	8.61	to	8.61
MFS International Intrinsic Value Portfolio
	2025	37.349	to	37.349	11,818	441,392	1.56	0.60	to	0.60	32.46	to	32.46
	2024	28.196	to	28.196	11,960	337,237	1.36	0.60	to	0.60	6.60	to	6.60
	2023	26.450	to	26.450	11,970	316,600	0.72	0.60	to	0.60	16.95	to	16.95
	2022	22.616	to	22.616	12,631	285,667	0.64	0.60	to	0.60	(24.02)	to	(24.02)
	2021	29.764	to	29.764	22,803	678,705	0.24	0.60	to	0.60	9.90	to	9.90
MFS New Discovery Series
	2025	36.617	to	36.617	290	10,633	—	0.60	to	0.60	12.29	to	12.29
	2024	32.610	to	32.610	290	9,469	—	0.60	to	0.60	6.08	to	6.08
	2023	30.741	to	30.741	290	8,926	—	0.60	to	0.60	13.73	to	13.73
	2022	27.03	to	27.03	454	12,285	—	0.60	to	0.60	(30.18)	to	(30.18)
	2021	38.713	to	38.713	454	17,598	—	0.60	to	0.60	1.19	to	1.19
MFS Utilities Series
	2025	29.520	to	29.520	2,489	73,473	2.86	0.60	to	0.60	14.32	to	14.32
	2024	25.822	to	25.822	2,816	72,725	2.33	0.60	to	0.60	10.99	to	10.99
	2023	23.266	to	23.266	2,999	69,772	3.58	0.60	to	0.60	(2.69)	to	(2.69)
	2022	23.910	to	23.910	3,318	79,339	2.52	0.60	to	0.60	0.15	to	0.15
	2021	23.873	to	23.873	4,186	99,936	1.76	0.60	to	0.60	13.41	to	13.41

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Nomura VIP Emerging Markets Series - Standard Class[1]
	2025	$29.277	to	$29.277	12,472	$365,152	1.48%	0.60%	to	0.60%	80.18%	to	80.18%
	2024	16.249	to	16.249	12,472	202,656	2.59	0.60	to	0.60	4.46	to	4.46
	2023	15.555	to	15.555	12,472	194,011	1.58	0.60	to	0.60	13.11	to	13.11
	2022	13.752	to	13.752	12,696	174,590	4.05	0.60	to	0.60	(28.02)	to	(28.02)
	2021	19.105	to	19.105	31,446	600,772	0.18	0.60	to	0.60	(3.42)	to	(3.42)
Nomura VIP Small Cap Value Series - Standard Class[1]
	2025	32.208	to	32.208	2,276	73,311	1.28	0.60	to	0.60	7.51	to	7.51
	2024	29.957	to	29.957	2,275	68,148	1.33	0.60	to	0.60	10.65	to	10.65
	2023	27.074	to	27.074	2,285	61,868	0.95	0.60	to	0.60	8.79	to	8.79
	2022	24.886	to	24.886	2,283	56,826	0.82	0.60	to	0.60	(12.61)	to	(12.61)
	2021	28.478	to	28.478	2,284	65,054	0.82	0.60	to	0.60	33.61	to	33.61
PIMCO All Asset Institutional Class
	2025	18.268	to	18.268	113	2,061	4.58	0.60	to	0.60	13.66	to	13.66
	2024	16.073	to	16.073	1,184	19,032	6.54	0.60	to	0.60	3.32	to	3.32
	2023	15.556	to	15.556	1,124	17,484	3.07	0.60	to	0.60	7.64	to	7.64
	2022	14.452	to	14.452	1,101	15,912	7.21	0.60	to	0.60	(12.19)	to	(12.19)
	2021	16.458	to	16.458	23,346	384,216	11.11	0.60	to	0.60	15.72	to	15.72
PIMCO CommodityRealReturn Strat. Institutional Class
	2025	10.020	to	10.020	2,134	21,382	3.05	0.60	to	0.60	18.36	to	18.36
	2024	8.466	to	8.466	2,134	18,066	2.39	0.60	to	0.60	3.71	to	3.71
	2023	8.163	to	8.163	2,134	17,420	16.25	0.60	to	0.60	(8.29)	to	(8.29)
	2022	8.901	to	8.901	2,134	18,996	21.09	0.60	to	0.60	8.14	to	8.14
	2021	8.231	to	8.231	2,134	17,566	4.44	0.60	to	0.60	32.67	to	32.67
PIMCO Dynamic Bond - Institutional Class[1]
	2025	13.914	to	13.914	—	—	—	0.60	to	0.60	7.62	to	7.62
	2024	12.929	to	12.929	—	—	0.27	0.60	to	0.60	5.13	to	5.13
	2023	12.298	to	12.298	651	7,995	3.86	0.60	to	0.60	6.62	to	6.62
	2022	11.534	to	11.534	651	7,500	2.09	0.60	to	0.60	(6.78)	to	(6.78)
	2021	12.373	to	12.373	10,999	136,082	2.23	0.60	to	0.60	0.83	to	0.83
PIMCO Emerging Markets Bond Institutional Class
	2025	15.666	to	15.666	1,222	19,137	7.14	0.60	to	0.60	14.46	to	14.46
	2024	13.687	to	13.687	1,611	22,035	6.59	0.60	to	0.60	7.04	to	7.04
	2023	12.787	to	12.787	1,573	20,106	5.86	0.60	to	0.60	10.61	to	10.61
	2022	11.560	to	11.560	1,951	22,545	4.80	0.60	to	0.60	(16.09)	to	(16.09)
	2021	13.776	to	13.776	11,167	153,846	4.63	0.60	to	0.60	(3.00)	to	(3.00)
PIMCO Global Bond Opportunities (Unhedged) - Institutional Class
	2025	11.054	to	11.054	128	1,420	4.68	0.60	to	0.60	12.26	to	12.26
	2024	9.847	to	9.847	128	1,265	3.68	0.60	to	0.60	(0.96)	to	(0.96)
	2023	9.942	to	9.942	128	1,277	2.40	0.60	to	0.60	4.78	to	4.78
	2022	9.488	to	9.488	128	1,218	1.41	0.60	to	0.60	(11.40)	to	(11.40)
	2021	10.709	to	10.709	22,026	235,870	5.12	0.60	to	0.60	(4.59)	to	(4.59)
PIMCO Low Duration Institutional Class
	2025	11.682	to	11.682	8,112	94,763	4.09	0.60	to	0.60	5.04	to	5.04

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
PIMCO Low Duration Institutional Class (continued)
	2024	$11.121	to	$11.121	8,112	$90,208	4.14%	0.60%	to	0.60%	4.02%	to	4.02%
	2023	10.691	to	10.691	8,112	86,721	3.75	0.60	to	0.60	4.51	to	4.51
	2022	10.230	to	10.230	8,112	82,985	1.83	0.60	to	0.60	(6.16)	to	(6.16)
	2021	10.902	to	10.902	8,112	88,436	0.66	0.60	to	0.60	(1.38)	to	(1.38)
PIMCO Real Return Institutional Class
	2025	12.060	to	12.060	2,716	32,747	3.48	0.60	to	0.60	7.36	to	7.36
	2024	11.233	to	11.233	2,870	32,229	2.76	0.60	to	0.60	1.67	to	1.67
	2023	11.048	to	11.048	2,870	31,699	3.15	0.60	to	0.60	3.20	to	3.20
	2022	10.705	to	10.705	3,229	34,562	7.21	0.60	to	0.60	(12.30)	to	(12.30)
	2021	12.206	to	12.206	3,742	45,671	5.10	0.60	to	0.60	5.11	to	5.11
PIMCO StocksPLUS Global Portfolio Institutional Class[1]
	2025	32.052	to	32.052	—	—	—	0.60	to	0.60	23.75	to	23.75
	2024	25.900	to	25.900	—	—	—	0.60	to	0.60	13.02	to	13.02
	2023	22.916	to	22.916	—	—	1.78	0.60	to	0.60	22.29	to	22.29
	2022	18.739	to	18.739	257	4,819	1.36	0.60	to	0.60	(19.00)	to	(19.00)
	2021	23.135	to	23.135	257	5,951	0.23	0.60	to	0.60	18.80	to	18.80
PIMCO Total Return Institutional Class
	2025	12.748	to	12.748	14,076	179,430	4.25	0.60	to	0.60	8.40	to	8.40
	2024	11.760	to	11.760	14,072	165,480	4.19	0.60	to	0.60	2.07	to	2.07
	2023	11.522	to	11.522	14,739	169,801	3.71	0.60	to	0.60	5.46	to	5.46
	2022	10.925	to	10.925	19,709	215,325	2.61	0.60	to	0.60	(14.69)	to	(14.69)
	2021	12.806	to	12.806	57,770	739,783	1.97	0.60	to	0.60	(1.71)	to	(1.71)
Royce Capital Micro-Cap[1]
	2025	26.624	to	26.624	—	—	—	0.60	to	0.60	13.21	to	13.21
	2024	23.517	to	23.517	—	—	—	0.60	to	0.60	12.99	to	12.99
	2023	20.814	to	20.814	—	—	—	0.60	to	0.60	18.07	to	18.07
	2022	17.628	to	17.628	—	—	—	0.60	to	0.60	(22.90)	to	(22.90)
	2021	22.863	to	22.863	259	5,924	—	0.60	to	0.60	29.20	to	29.20
Royce Capital Small-Cap
	2025	26.755	to	26.755	1,637	43,803	1.94	0.60	to	0.60	8.28	to	8.28
	2024	24.709	to	24.709	1,573	38,872	1.24	0.60	to	0.60	2.78	to	2.78
	2023	24.041	to	24.041	1,548	37,208	0.82	0.60	to	0.60	25.17	to	25.17
	2022	19.206	to	19.206	1,692	32,498	0.39	0.60	to	0.60	(9.74)	to	(9.74)
	2021	21.278	to	21.278	1,729	36,784	1.43	0.60	to	0.60	28.05	to	28.05
T. Rowe Price All-Cap Opportunities Portfolio
	2025	77.574	to	77.574	13,234	1,026,622	—	0.60	to	0.60	15.61	to	15.61
	2024	67.101	to	67.101	13,299	892,378	0.08	0.60	to	0.60	24.40	to	24.40
	2023	53.938	to	53.938	13,356	720,391	0.26	0.60	to	0.60	28.19	to	28.19
	2022	42.075	to	42.075	13,472	566,852	—	0.60	to	0.60	(21.98)	to	(21.98)
	2021	53.928	to	53.928	13,942	751,860	—	0.60	to	0.60	20.07	to	20.07
T. Rowe Price Blue Chip Growth
	2025	70.482	to	70.482	13,500	951,491	—	0.60	to	0.60	18.03	to	18.03
	2024	59.717	to	59.717	13,732	820,064	—	0.60	to	0.60	34.69	to	34.69

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
T. Rowe Price Blue Chip Growth (continued)
	2023	$44.335	to	$44.335	13,959	$618,858	—%	0.60%	to	0.60%	48.40%	to	48.40%
	2022	29.875	to	29.875	13,703	409,373	—	0.60	to	0.60	(38.87)	to	(38.87)
	2021	48.872	to	48.872	21,979	1,074,154	—	0.60	to	0.60	16.92	to	16.92
T. Rowe Price Equity Income Portfolio
	2025	35.979	to	35.979	12,804	460,688	1.66	0.60	to	0.60	13.68	to	13.68
	2024	31.650	to	31.650	12,871	407,373	1.84	0.60	to	0.60	11.03	to	11.03
	2023	28.506	to	28.506	12,930	368,583	2.10	0.60	to	0.60	8.89	to	8.89
	2022	26.179	to	26.179	13,178	345,002	1.79	0.60	to	0.60	(3.92)	to	(3.92)
	2021	27.247	to	27.247	20,302	553,188	1.57	0.60	to	0.60	24.80	to	24.80
T. Rowe Price Health Sciences Portfolio
	2025	53.360	to	53.360	14,491	773,214	—	0.60	to	0.60	17.40	to	17.40
	2024	45.453	to	45.453	14,518	659,902	—	0.60	to	0.60	1.04	to	1.04
	2023	44.984	to	44.984	14,565	655,175	—	0.60	to	0.60	2.35	to	2.35
	2022	43.953	to	43.953	14,828	651,742	—	0.60	to	0.60	(13.00)	to	(13.00)
	2021	50.518	to	50.518	17,686	893,481	—	0.60	to	0.60	12.42	to	12.42
T. Rowe Price International Stock Portfolio
	2025	23.404	to	23.404	14,130	330,696	1.98	0.60	to	0.60	17.71	to	17.71
	2024	19.883	to	19.883	14,204	282,421	0.95	0.60	to	0.60	2.63	to	2.63
	2023	19.374	to	19.374	14,269	276,439	1.01	0.60	to	0.60	15.55	to	15.55
	2022	16.767	to	16.767	14,321	240,120	0.79	0.60	to	0.60	(16.32)	to	(16.32)
	2021	20.037	to	20.037	14,366	287,847	0.54	0.60	to	0.60	0.72	to	0.72
Templeton Developing Markets VIP Fund - Class 2
	2025	39.064	to	39.064	488	19,048	0.41	1.25	to	1.25	44.45	to	44.45
	2024	27.043	to	27.043	1,076	29,105	3.98	1.25	to	1.25	6.33	to	6.33
	2023	25.434	to	25.434	1,048	26,648	2.07	1.25	to	1.25	11.23	to	11.23
	2022	22.867	to	22.867	1,083	24,761	2.73	1.25	to	1.25	(22.95)	to	(22.95)
	2021	29.679	to	29.679	1,000	29,680	0.87	1.25	to	1.25	(6.91)	to	(6.91)
Templeton Global Bond VIP Fund - Class 1
	2025	10.337	to	10.337	2,389	24,696	—	0.60	to	0.60	15.39	to	15.39
	2024	8.958	to	8.958	2,384	21,358	—	0.60	to	0.60	(11.67)	to	(11.67)
	2023	10.141	to	10.141	2,397	24,307	—	0.60	to	0.60	2.58	to	2.58
	2022	9.886	to	9.886	2,701	26,700	—	0.60	to	0.60	(5.42)	to	(5.42)
	2021	10.452	to	10.452	11,512	120,320	—	0.60	to	0.60	(5.20)	to	(5.20)
Templeton Growth VIP Fund - Class 2
	2025	26.660	to	26.660	1,013	27,003	0.69	1.25	to	1.25	22.29	to	22.29
	2024	21.801	to	21.801	2,123	46,281	0.95	1.25	to	1.25	4.09	to	4.09
	2023	20.945	to	20.945	2,158	45,189	3.30	1.25	to	1.25	19.51	to	19.51
	2022	17.525	to	17.525	2,293	40,192	0.16	1.25	to	1.25	(12.60)	to	(12.60)
	2021	20.052	to	20.052	2,341	46,949	1.11	1.25	to	1.25	3.57	to	3.57

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
TVST Touchstone Common Stock Fund
	2025	$55.194	to	$55.194	2,073	$114,397	0.56%	0.60%	to	0.60%	17.13%	to	17.13%
	2024	47.124	to	47.124	2,073	97,672	0.67	0.60	to	0.60	20.75	to	20.75
	2023	39.027	to	39.027	2,073	80,889	0.45	0.60	to	0.60	25.90	to	25.90
	2022	30.999	to	30.999	2,073	64,250	0.42	0.60	to	0.60	(18.15)	to	(18.15)
	2021	37.872	to	37.872	2,073	78,496	0.56	0.60	to	0.60	27.08	to	27.08
VanEck Global Resources Fund
	2025	13.783	to	13.783	24,483	337,458	2.53	0.60	to	0.60	35.66	to	35.66
	2024	10.160	to	10.160	24,483	248,742	2.61	0.60	to	0.60	(3.41)	to	(3.41)
	2023	10.519	to	10.519	24,483	257,543	2.84	0.60	to	0.60	(4.16)	to	(4.16)
	2022	10.976	to	10.976	24,829	272,520	1.25	0.60	to	0.60	7.75	to	7.75
	2021	10.187	to	10.187	52,005	529,760	0.48	0.60	to	0.60	18.21	to	18.21
Vanguard Balanced
	2025	33.780	to	33.780	15,216	514,010	2.07	0.60	to	0.60	15.77	to	15.77
	2024	29.179	to	29.179	17,650	515,001	2.25	0.60	to	0.60	14.11	to	14.11
	2023	25.571	to	25.571	17,556	448,929	2.07	0.60	to	0.60	13.64	to	13.64
	2022	22.501	to	22.501	19,769	444,828	2.24	0.60	to	0.60	(14.81)	to	(14.81)
	2021	26.414	to	26.414	59,675	1,576,232	2.19	0.60	to	0.60	18.31	to	18.31
Vanguard Capital Growth
	2025	69.232	to	69.232	1,476	102,212	1.01	0.60	to	0.60	28.21	to	28.21
	2024	54.000	to	54.000	1,476	79,723	1.11	0.60	to	0.60	12.73	to	12.73
	2023	47.903	to	47.903	1,505	72,086	1.02	0.60	to	0.60	27.22	to	27.22
	2022	37.654	to	37.654	1,934	72,825	1.02	0.60	to	0.60	(15.99)	to	(15.99)
	2021	44.821	to	44.821	2,720	121,929	0.97	0.60	to	0.60	20.81	to	20.81
Vanguard Equity Income
	2025	43.048	to	43.048	103,811	4,468,894	2.45	0.60	to	0.60	16.10	to	16.10
	2024	37.079	to	37.079	105,424	3,908,991	2.84	0.60	to	0.60	14.43	to	14.43
	2023	32.404	to	32.404	106,244	3,442,721	2.67	0.60	to	0.60	7.45	to	7.45
	2022	30.156	to	30.156	108,382	3,268,398	2.64	0.60	to	0.60	(1.26)	to	(1.26)
	2021	30.540	to	30.540	115,200	3,518,159	1.89	0.60	to	0.60	24.58	to	24.58
Vanguard Equity Index
	2025	59.033	to	59.033	6,257	369,349	1.06	0.60	to	0.60	17.00	to	17.00
	2024	50.457	to	50.457	6,286	317,152	1.28	0.60	to	0.60	24.09	to	24.09
	2023	40.662	to	40.662	6,325	257,173	1.40	0.60	to	0.60	25.36	to	25.36
	2022	32.436	to	32.436	6,356	206,146	1.27	0.60	to	0.60	(18.72)	to	(18.72)
	2021	39.905	to	39.905	4,304	171,770	1.29	0.60	to	0.60	27.78	to	27.78
Vanguard High Yield Bond
	2025	18.550	to	18.550	10,444	193,738	6.37	0.60	to	0.60	8.53	to	8.53
	2024	17.092	to	17.092	10,483	179,182	5.57	0.60	to	0.60	5.81	to	5.81
	2023	16.154	to	16.154	10,522	169,976	4.53	0.60	to	0.60	11.00	to	11.00

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard High Yield Bond (continued)
	2022	$14.553	to	$14.553	8,850	$128,801	5.83%	0.60%	to	0.60%	(9.91)%	to	(9.91)%
	2021	16.153	to	16.153	34,507	557,388	4.17	0.60	to	0.60	3.06	to	3.06
Vanguard International
	2025	33.569	to	33.569	1,568	52,626	0.82	0.60	to	0.60	19.25	to	19.25
	2024	28.150	to	28.150	1,936	54,494	1.19	0.60	to	0.60	8.36	to	8.36
	2023	25.979	to	25.979	1,949	50,637	1.77	0.60	to	0.60	13.97	to	13.97
	2022	22.795	to	22.795	7,369	167,968	1.46	0.60	to	0.60	(30.54)	to	(30.54)
	2021	32.817	to	32.817	13,006	426,814	0.27	0.60	to	0.60	(2.13)	to	(2.13)
Vanguard Mid-Cap Index
	2025	42.465	to	42.465	2,567	109,019	1.23	0.60	to	0.60	10.87	to	10.87
	2024	38.301	to	38.301	2,567	98,328	1.37	0.60	to	0.60	14.38	to	14.38
	2023	33.485	to	33.485	2,567	85,965	1.40	0.60	to	0.60	15.14	to	15.14
	2022	29.082	to	29.082	2,765	80,409	1.21	0.60	to	0.60	(19.31)	to	(19.31)
	2021	36.040	to	36.040	5,463	196,898	1.08	0.60	to	0.60	23.61	to	23.61
Vanguard Real Estate Index
	2025	21.654	to	21.654	15,191	328,946	2.69	0.60	to	0.60	2.49	to	2.49
	2024	21.127	to	21.127	17,369	366,960	3.12	0.60	to	0.60	4.11	to	4.11
	2023	20.293	to	20.293	17,452	354,155	2.47	0.60	to	0.60	11.03	to	11.03
	2022	18.277	to	18.277	14,418	263,509	2.25	0.60	to	0.60	(26.74)	to	(26.74)
	2021	24.947	to	24.947	31,449	784,549	2.10	0.60	to	0.60	39.37	to	39.37
Vanguard Short Term Investment Grade
	2025	12.948	to	12.948	39,191	507,431	4.18	0.60	to	0.60	6.22	to	6.22
	2024	12.190	to	12.190	16,345	199,249	3.12	0.60	to	0.60	4.26	to	4.26
	2023	11.692	to	11.692	6,032	70,529	2.99	0.60	to	0.60	5.52	to	5.52
	2022	11.080	to	11.080	40,747	451,472	2.36	0.60	to	0.60	(6.28)	to	(6.28)
	2021	11.823	to	11.823	62,961	744,383	1.84	0.60	to	0.60	(1.05)	to	(1.05)
Vanguard Small Company Growth
	2025	37.337	to	37.337	607	22,687	0.47	0.60	to	0.60	5.47	to	5.47
	2024	35.400	to	35.400	607	21,510	0.53	0.60	to	0.60	10.71	to	10.71
	2023	31.976	to	31.976	607	19,430	0.40	0.60	to	0.60	18.94	to	18.94
	2022	26.885	to	26.885	607	16,338	0.26	0.60	to	0.60	(25.80)	to	(25.80)
	2021	36.233	to	36.233	505	18,322	0.35	0.60	to	0.60	13.53	to	13.53
Vanguard Total Bond Market Index
	2025	11.733	to	11.733	35,294	414,091	3.45	0.60	to	0.60	6.31	to	6.31
	2024	11.037	to	11.037	42,012	463,709	2.78	0.60	to	0.60	0.63	to	0.63
	2023	10.968	to	10.968	41,987	460,521	2.30	0.60	to	0.60	4.95	to	4.95
	2022	10.451	to	10.451	32,250	337,043	2.16	0.60	to	0.60	(13.74)	to	(13.74)
	2021	12.115	to	12.115	33,538	406,296	2.58	0.60	to	0.60	(2.30)	to	(2.30)

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Vanguard Total Stock Market Index
	2025	$55.969	to	$55.969	2,754	$154,156	1.20%	0.60%	to	0.60%	16.23%	to	16.23%
	2024	48.152	to	48.152	5,014	241,425	1.27	0.60	to	0.60	22.97	to	22.97
	2023	39.158	to	39.158	6,972	272,996	1.04	0.60	to	0.60	25.20	to	25.20
	2022	31.277	to	31.277	5,982	187,095	1.39	0.60	to	0.60	(20.07)	to	(20.07)
	2021	39.131	to	39.131	17,458	683,134	1.27	0.60	to	0.60	24.89	to	24.89
Victory Pioneer Bond VCT Portfolio Class I1
	2025	46.828	to	46.828	19,091	893,983	4.51	1.25	to	1.25	7.81	to	7.81
	2024	43.434	to	43.434	21,274	924,007	4.49	1.25	to	1.25	1.88	to	1.88
	2023	42.633	to	42.633	22,872	975,136	3.94	1.25	to	1.25	5.63	to	5.63
	2022	40.361	to	40.361	24,732	998,197	2.42	1.25	to	1.25	(15.26)	to	(15.26)
	2021	47.631	to	47.631	29,202	1,390,932	2.21	1.25	to	1.25	(0.87)	to	(0.87)
Victory Pioneer Equity Income VCT Portfolio Class II1
	2025	38.962	to	38.962	395	15,392	1.79	1.25	to	1.25	9.76	to	9.76
	2024	35.499	to	35.499	1,338	47,493	1.97	1.25	to	1.25	9.59	to	9.59
	2023	32.394	to	32.394	1,356	43,916	1.67	1.25	to	1.25	5.85	to	5.85
	2022	30.605	to	30.605	1,456	44,574	1.55	1.25	to	1.25	(9.08)	to	(9.08)
	2021	33.663	to	33.663	1,510	50,837	1.22	1.25	to	1.25	23.77	to	23.77
Victory Pioneer Fund VCT Portfolio Class I1
	2025	318.314	to	318.314	102,575	32,650,928	0.45	1.25	to	1.25	21.82	to	21.82
	2024	261.288	to	261.288	116,171	30,354,132	0.71	1.25	to	1.25	21.12	to	21.12
	2023	215.721	to	215.721	128,623	27,746,712	0.87	1.25	to	1.25	27.33	to	27.33
	2022	169.415	to	169.415	143,544	24,318,468	0.64	1.25	to	1.25	(20.49)	to	(20.49)
	2021	213.083	to	213.083	158,395	33,751,356	0.32	1.25	to	1.25	26.39	to	26.39
Victory Pioneer High Yield VCT Portfolio Class II1
	2025	21.968	to	21.968	313	6,877	5.86	1.25	to	1.25	6.58	to	6.58
	2024	20.611	to	20.611	892	18,384	5.54	1.25	to	1.25	7.15	to	7.15
	2023	19.236	to	19.236	817	15,708	5.31	1.25	to	1.25	9.62	to	9.62
	2022	17.548	to	17.548	810	14,211	4.81	1.25	to	1.25	(12.54)	to	(12.54)
	2021	20.063	to	20.063	1,246	24,992	4.86	1.25	to	1.25	4.14	to	4.14
Victory Pioneer Mid Cap Value VCT Portfolio Class I1
	2025	75.926	to	75.926	25,314	1,922,022	2.04	1.25	to	1.25	9.80	to	9.80
	2024	69.147	to	69.147	28,184	1,948,815	1.90	1.25	to	1.25	9.55	to	9.55
	2023	63.119	to	63.119	31,238	1,971,681	1.95	1.25	to	1.25	11.06	to	11.06
	2022	56.832	to	56.832	32,817	1,865,069	2.09	1.25	to	1.25	(6.81)	to	(6.81)
	2021	60.985	to	60.985	34,554	2,107,263	0.96	1.25	to	1.25	28.06	to	28.06
Victory Pioneer Select Mid Cap Growth VCT Portfolio Class I1
	2025	221.890	to	221.890	67,406	14,956,780	—	1.25	to	1.25	18.98	to	18.98
	2024	186.493	to	186.493	74,088	13,816,937	—	1.25	to	1.25	22.39	to	22.39
	2023	152.382	to	152.382	81,265	12,383,338	—	1.25	to	1.25	17.30	to	17.30
	2022	129.908	to	129.908	88,477	11,493,891	—	1.25	to	1.25	(31.91)	to	(31.91)
	2021	190.800	to	190.800	97,623	18,626,372	—	1.25	to	1.25	6.73	to	6.73
Victory Pioneer Strategic Income VCT Portfolio Class I1
	2025	15.005	to	15.005	6,191	92,891	4.63	0.60	to	0.60	10.44	to	10.44

Symetra Resource Variable Account B
Notes to Financial Statements
6.	ACCUMULATION UNIT VALUES (continued)

		As of December 31,					For the Year Ended December 31,
Sub-Account	Year Ended	Unit Fair Value Corresponding to Lowest to Highest Expense Ratio			Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio Lowest to Highest[3]			Total Return Corresponding to Lowest to Highest Expense Ratio[4]
Victory Pioneer Strategic Income VCT Portfolio Class I1 (continued)
	2024	$13.586	to	$13.586	4,888	$66,406	4.30%	0.60%	to	0.60%	3.64%	to	3.64%
	2023	13.109	to	13.109	5,509	72,220	3.86	0.60	to	0.60	7.67	to	7.67
	2022	12.175	to	12.175	5,509	67,070	3.15	0.60	to	0.60	(13.21)	to	(13.21)
	2021	14.028	to	14.028	5,509	77,281	3.28	0.60	to	0.60	1.37	to	1.37
Victory Pioneer Strategic Income VCT Portfolio Class II1
	2025	19.071	to	19.071	1,113	21,230	4.45	1.25	to	1.25	9.48	to	9.48
	2024	17.420	to	17.420	2,738	47,698	4.05	1.25	to	1.25	2.59	to	2.59
	2023	16.981	to	16.981	2,700	45,842	3.61	1.25	to	1.25	6.72	to	6.72
	2022	15.912	to	15.912	2,741	43,609	2.87	1.25	to	1.25	(13.92)	to	(13.92)
	2021	18.486	to	18.486	3,864	71,430	3.04	1.25	to	1.25	0.47	to	0.47

Virtus Duff & Phelps Real Estate Securities Series I
	2025	20.675	to	20.675	181	3,735	2.96	0.60	to	0.60	0.40	to	0.40
	2024	20.593	to	20.593	181	3,732	2.35	0.60	to	0.60	10.48	to	10.48
	2023	18.639	to	18.639	181	3,378	1.72	0.60	to	0.60	10.65	to	10.65
	2022	16.845	to	16.845	336	5,677	1.32	0.60	to	0.60	(26.34)	to	(26.34)
	2021	22.870	to	22.870	336	7,705	1.06	0.60	to	0.60	45.99	to	45.99
Virtus KAR Small-Cap Growth Series I
	2025	38.155	to	38.155	823	31,402	—	0.60	to	0.60	(22.91)	to	(22.91)
	2024	49.493	to	49.493	823	40,734	—	0.60	to	0.60	9.33	to	9.33
	2023	45.268	to	45.268	823	37,256	—	0.60	to	0.60	19.28	to	19.28
	2022	37.951	to	37.951	1,013	38,463	—	0.60	to	0.60	(30.56)	to	(30.56)
	2021	54.655	to	54.655	1,013	55,392	—	0.60	to	0.60	4.58	to	4.58
VY JPMorgan Emerging Markets Equity Portfolio Initial
	2025	43.164	to	43.164	546	23,571	0.98	1.25	to	1.25	37.34	to	37.34
	2024	31.429	to	31.429	583	18,321	1.06	1.25	to	1.25	0.87	to	0.87
	2023	31.159	to	31.159	622	19,375	1.95	1.25	to	1.25	5.48	to	5.48
	2022	29.539	to	29.539	661	19,537	—	1.25	to	1.25	(26.81)	to	(26.81)
	2021	40.361	to	40.361	704	28,435	—	1.25	to	1.25	(10.96)	to	(10.96)
1Reference Note 1 of the financial statements for additional information pertaining to this sub-account.
2These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying Mutual Funds, net of management fees assessed by the Mutual Fund manager, divided by the trading days' average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the Unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying Mutual Fund in which the sub-accounts invest.
3These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense risk charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to Unit values. Charges made directly to contract owner accounts through the redemption of Units and expenses of the underlying Mutual Fund are excluded.
4These amounts represent the total return for the periods indicated, including changes in the value of the underlying Mutual Fund, and reflect deductions for all items included in the expense ratio with the exception of Mutual Fund reorganization. Mutual Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of Units, inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Resource Variable Account B
Notes to Financial Statements
7.SUBSEQUENT EVENTS
The Separate Account has evaluated subsequent events through April 22, 2026, the date which the Separate Account's financial statements were available to be issued.